UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22652
First Trust Variable Insurance Trust
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630)-765-8000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders.

(a)	Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust/Dow Jones Dividend
& Income Allocation Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This annual shareholder report contains important information about the First Trust/Dow Jones Dividend & Income Allocation Portfolio (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).  You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTDJDI.  You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	$122	1.18%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 6.01% for the 12 months ended December 31, 2024. The Fund's Class I underperformed its benchmark, which is a blended benchmark consisting of a 50/50 blend of the Russell 3000® Index and the Bloomberg U.S. Corporate Investment-Grade Index, which returned 12.58% for the same Period.
This underperformance was mainly due to the equity holdings in the Fund. The Fund’s equity allocation underperformed the Russell 3000® Index. The underperformance was largely attributable to the Fund’s underweighting of the outperforming technology industry and the overweighting of the underperforming industrials industry. The technology industry was the best performing industry in 2024 with semiconductor stocks helping lead the industry. The Fund lacked exposure to mega-cap semiconductor benchmark names NVIDIA Corp. and Broadcom, Inc., which returned 171.25% and 110.43%, respectively. The Fund also lacked exposure to other mega-cap technology benchmark names such as Meta Platforms, Inc., Apple, Inc., and Alphabet, Inc., all returning over 30.00% for the Period. The Fund’s stock selection in the underperforming industrials magnified the detraction from relative performance. The Fund’s health care industry allocation was the only negative performance, with all other industry allocations for the Fund posting positive returns for the Period.
The Fund’s fixed income allocation underperformed the Bloomberg U.S. Corporate Investment-Grade Index. The Fund’s U.S. Treasury and cash allocation detracted from performance relative to the Bloomberg U.S. Corporate Investment-Grade Index as those assets underperformed bonds. Relative to the Bloomberg U.S. Corporate Investment-Grade Index, the primary contributors to the Fund’s performance were its security selection within the Technology, Aerospace/Defense, and P&C sectors. Conversely, the Fund’s overweight allocations to the Health Insurance and Healthcare sectors, along with its underweight to the Midstream sector, were the primary detractors to Fund performance. On average, the Fund maintained a duration that was 0.17 years longer than the Bloomberg U.S. Corporate Investment-Grade Index, which had a negative contribution to the Fund’s performance as interest rates shifted higher.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	6.01%	4.48%	6.14%
Blended Benchmark(1)	12.58%	7.13%	7.61%
Bloomberg U.S. Corporate Investment-Grade Index	2.13%	0.30%	2.43%
Russell 3000® Index	23.81%	13.86%	12.55%
Secondary Blended Benchmark(2)	12.19%	7.03%	7.59%
Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM	1.34%	0.18%	2.46%
Dow Jones U.S. Total Stock Market IndexSM	23.88%	13.78%	12.48%
(1)	The Blended Benchmark returns are a 50/50 split between the Russell 3000® Index and the Bloomberg U.S. Corporate Investment-Grade Index returns.
(2)	The Secondary Blended Benchmark return is a 50/50 split between the Dow Jones U.S. Total Stock Market IndexSM and the Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM returns.
Visit www.ftportfolios.com/VA/FTDJDI    for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$854,534,485
Total number of portfolio holdings	520
Total advisory fee paid	$5,345,873
Portfolio turnover rate	95%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Corporate Bonds and Notes	48.4%
Common Stocks	46.1%
Foreign Corporate Bonds and Notes	3.9%
U.S. Government Bonds and Notes	0.6%
Money Market Funds	0.4%
Net Other Assets and Liabilities	0.6%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, and any applicable supplements at www.ftportfolios.com/fund-documents/VA/FTDJDI or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 23, 2024, the Fund no longer offered Class II shares, and Class II was terminated as a class of shares of the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTDJDI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Dow Jones U.S. Total Stock Market IndexSM, Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM and Dow Jones Composite AverageTM are products of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by First Trust Advisors L.P. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust Advisors L.P. The First Trust/Dow Jones Dividend & Income Allocation Portfolio is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Dow Jones U.S. Total Stock Market IndexSM, Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM and Dow Jones Composite AverageTM.
First Trust Multi Income
Allocation Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This annual shareholder report contains important information about the First Trust Multi Income Allocation Portfolio (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).  You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTMII.  You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Income Allocation Portfolio - Class I	$87	0.83%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 9.98% for the 12 months ended December 31, 2024. The Fund's Class I outperformed its benchmark, a blended benchmark consisting of a 60/40 blend of the Bloomberg U.S. Aggregate Bond Index and the Russell 3000® Index, which returned 9.87% for the same Period.
The Fund allocates to nine different asset classes: dividend-paying stocks, preferred stocks, energy infrastructure companies and master limited partnerships (“MLPs”), real estate investment trusts ("REITs"), high yield or “junk” bonds, floating-rate loans, corporate bonds, mortgage-backed securities and Treasury Inflation Protected Securities. Markets generally experienced a risk-on environment throughout 2024 as evidenced by the strong equity market returns, particularly large cap equities. The dividend-paying stocks were a beneficiary and one of the top performing asset classes in the Fund. MLPs were the top asset class within the Fund, up over 30% and returns were boosted by strong dividend growth and an improved demand outlook for natural gas transportation and storage volumes amid growing energy needs to supply artificial intelligence data centers. REITs and preferred stocks also performed well on an absolute basis. The yield curve steepened due to the Federal Reserve’s interest rate cuts and persistent inflation, while corporate bond spreads tightened in a risk-on environment.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Multi Income Allocation Portfolio - Class I	9.98%	5.05%	4.78%
Broad Blended Benchmark(1)	9.87%	5.47%	5.97%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Russell 3000® Index	23.81%	13.86%	12.55%
Asset Class Blended Benchmark(2)	10.58%	6.79%	5.47%
(1)	The Broad Blended Benchmark returns are split between the Bloomberg U.S. Aggregate Bond Index (60%) and the Russell 3000® Index (40%).
(2)
The Asset Class Blended Benchmark is weighted to include nine indexes: Dow Jones U.S. Select Dividend TM Index (15%), ICE BofA Fixed Rate Preferred Securities Index (8%), Alerian MLP Index (15%), S&P U.S. REIT Index (15%), ICE BofA U.S. High Yield Constrained Index (8%),  Morningstar® LSTA® U.S. Leveraged Loan Index (15%), Bloomberg U.S. Corporate Investment-Grade Index (8%), ICE BofA U.S. MBS Index (8%), and ICE BofA U.S. Inflation-Linked Treasury Index (8%).

Visit www.ftportfolios.com/VA/FTMII    for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$19,708,685
Total number of portfolio holdings	174
Total advisory fee paid	$0
Portfolio turnover rate	44%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Senior Loan ETF	13.3%
First Trust Tactical High Yield ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6.8%
First Trust Institutional Preferred Securities and Income ETF	6.7%
iShares MBS ETF	5.7%
First Trust Intermediate Government Opportunities ETF	3.6%
First Trust Preferred Securities and Income ETF	2.2%
First Trust Limited Duration Investment Grade Corporate ETF	1.9%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	1.8%
Enterprise Products Partners, L.P.	1.4%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, and any applicable supplements at www.ftportfolios.com/fund-documents/VA/FTMII or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 23, 2024, the Fund no longer offered Class II shares, and Class II was terminated as a class of shares of the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTMII to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Dorsey Wright
Tactical Core Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This annual shareholder report contains important information about the First Trust Dorsey Wright Tactical Core Portfolio (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).  You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTDWTCI.  You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Tactical Core Portfolio - Class I	$82	0.77%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 12.53% for the 12 months ended December 31, 2024. The Fund's Class I underperformed its benchmark, a blended benchmark consisting of a 60/40 blend of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index, which returned 15.04% for the same Period.
This underperformance was due to the negative selection impact for the Fund’s equity holdings and the largest detracting equity holdings were the First Trust Financial AlphaDEX® Fund, the First Trust Switzerland AlphaDEX® Fund and the First Trust Dow Jones Global Select Dividend Index Fund. The Fund was helped by an over-allocation, relative to the blended benchmark, to equity holdings.
FUND PERFORMANCE (October 30, 2015 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	Since Inception (10/30/15)
First Trust Dorsey Wright Tactical Core Portfolio - Class I	12.53%	5.61%	6.11%
Broad Blended Benchmark(1)	15.04%	8.67%	9.05%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.34%
S&P 500® Index	25.02%	14.53%	14.04%
(1)	The Broad Blended Benchmark return is split between the Bloomberg U.S. Aggregate Bond Index (40%) and the S&P 500® Index (60%).
Visit www.ftportfolios.com/VA/FTDWTCI    for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$52,868,189
Total number of portfolio holdings	21
Total advisory fee paid	$0
Portfolio turnover rate	45%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Large Cap Growth AlphaDEX® Fund	10.1%
First Trust Large Cap Core AlphaDEX® Fund	9.8%
First Trust Mid Cap Core AlphaDEX® Fund	9.8%
First Trust Dow Jones Internet Index Fund	9.7%
First Trust Consumer Discretionary AlphaDEX® Fund	9.1%
First Trust NASDAQ-100-Technology Sector Index Fund	8.8%
First Trust Industrials/Producer Durables AlphaDEX® Fund	8.7%
First Trust Financials AlphaDEX® Fund	8.3%
iShares Core U.S. Aggregate Bond ETF	5.9%
SPDR Blackstone Senior Loan ETF	3.5%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, and any applicable supplements at www.ftportfolios.com/fund-documents/VA/FTDWTCI or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 23, 2024, the Fund no longer offered Class II shares, and Class II was terminated as a class of shares of the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTDWTCI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Other Information
The Fund is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC or its affiliates (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Dorsey Wright Tactical Tilt Moderate Core™ Index (the "Index") which is determined, composed and calculated by Dorsey Wright, or its agent, without regard to First Trust or the Fund. Dorsey Wright has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Dorsey Wright is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Dorsey Wright has no obligation or liability in connection with the administration, marketing or trading of the Fund.
First Trust Capital
Strength® Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This annual shareholder report contains important information about the First Trust Capital Strength® Portfolio (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).  You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTACSI.  You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® Portfolio - Class I	$116	1.10%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 10.41% for the 12 months ended December 31, 2024. The Fund's Class I underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period.
This underperformance was due to dividend yielding and value holdings selected by the methodology lagging the benchmark, as these were the two poorest performing factors. The Fund’s low volatility tilt along with a tilt away from large growth stocks drove much of the Fund’s underperformance. The Fund was significantly underweight in the Information Technology sector, including no weight in the two best performing names in the index, NVIDIA Corp. and Broadcom Inc., which contributed greatly to the lagging performance relative to the benchmark. The Fund was also significantly overweight in the Health Care and Materials sectors, which were two of the poorest performing sectors.
FUND PERFORMANCE (May 1, 2020 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	Since Inception (5/01/20)
First Trust Capital Strength® Portfolio - Class I	10.41%	11.37%
S&P 500® Index	25.02%	18.79%
Visit www.ftportfolios.com/VA/FTACSI    for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$157,336,525
Total number of portfolio holdings	51
Total advisory fee paid	$655,566
Portfolio turnover rate	91%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	2.5%
Walmart, Inc.	2.3%
Visa, Inc., Class A	2.2%
Cisco Systems, Inc.	2.1%
Snap-on, Inc.	2.1%
Costco Wholesale Corp.	2.1%
TJX (The) Cos., Inc.	2.1%
Packaging Corp. of America	2.1%
Mastercard, Inc., Class A	2.1%
BlackRock, Inc.	2.1%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, and any applicable supplements at www.ftportfolios.com/fund-documents/VA/FTACSI or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 23, 2024, the Fund no longer offered Class II shares, and Class II was terminated as a class of shares of the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTACSI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Capital Strength™ Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust International
Developed Capital Strength® Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This annual shareholder report contains important information about the First Trust International Developed Capital Strength® Portfolio (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).  You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTAIDCSI.  You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Developed Capital Strength® Portfolio - Class I	$121	1.20%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 1.76% for the 12 months ended December 31, 2024. The Fund's Class I underperformed its benchmark, the MSCI World ex USA Index, which returned 4.70% for the same Period.
This underperformance was partially due to the Fund tilting toward poor performing factors such as the quality, low volatility, and small size as stated in the methodology. Each of these factors significantly underperformed the benchmark during the Period. Additionally, the Fund was materially underweight in the Financials sector, which was the best performing sector over the Period. However, the Fund was also overweight the Industrials sector, which was the third best performing sector during the Period. Strong security selection within the Consumer Discretionary sector, including the strong performing stock Aristocrat Leisure Ltd. helped performance, but poor security selection within the Energy sector was a headwind for performance. An underweight to the country of Japan, including the fourth best performing stock, Mitsubishi Heavy Industries, Ltd., hindered performance.
FUND PERFORMANCE (May 1, 2020 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	Since Inception (5/01/20)
First Trust International Developed Capital Strength® Portfolio - Class I	1.76%	9.93%
MSCI World ex USA Index	4.70%	10.36%
Visit www.ftportfolios.com/VA/FTAIDCSI    for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$24,096,234
Total number of portfolio holdings	52
Total advisory fee paid	$0
Portfolio turnover rate	70%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	4.0%
Computershare Ltd.	2.5%
Sage Group (The) PLC	2.4%
Aristocrat Leisure Ltd.	2.2%
Swiss Re AG	2.2%
Alimentation Couche-Tard, Inc.	2.2%
Loblaw Cos. Ltd.	2.1%
QBE Insurance Group Ltd.	2.1%
Compass Group PLC	2.1%
Deutsche Boerse AG	2.0%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, and any applicable supplements at www.ftportfolios.com/fund-documents/VA/FTAIDCSI or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 23, 2024, the Fund no longer offered Class II shares, and Class II was terminated as a class of shares of the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTAIDCSI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The International Developed Capital Strength™ Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Growth
StrengthTM Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This annual shareholder report contains important information about the First Trust Growth StrengthTM Portfolio (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).  You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTGSTI.  You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Growth StrengthTM Portfolio - Class I	$129	1.20%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 15.03% for the 12 months ended December 31, 2024. The Fund's Class I underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period.
This underperformance was partially due to positive exposure to quality, growth, and small size factors which all underperformed relative to the benchmark. Security selection within the Information Technology sector proved to contribute to underperformance as the Fund was substantially underweight in NVDIA Corp. and Broadcom, Inc., the two best performing stocks in the Information Technology sector. The Fund was also overweight in poorly selected energy stocks, detracting from relative performance. An underweight allocation to the Communication Services sector, which was the top performing sector during the Period, slightly detracted from performance, however an overweight to the Entertainment industry specifically contributed positively to the relative performance of the Fund.
FUND PERFORMANCE (May 16, 2023 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	Since Inception (5/16/23)
First Trust Growth StrengthTM Portfolio - Class I	15.03%	26.41%
S&P 500® Index	25.02%	26.49%
Visit www.ftportfolios.com/VA/FTGSTI    for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$19,396,526
Total number of portfolio holdings	51
Total advisory fee paid	$0
Portfolio turnover rate	131%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	2.6%
Deckers Outdoor Corp.	2.5%
Expedia Group, Inc.	2.3%
Netflix, Inc.	2.3%
Cadence Design Systems, Inc.	2.3%
Amazon.com, Inc.	2.3%
Live Nation Entertainment, Inc.	2.2%
Arista Networks, Inc.	2.2%
Visa, Inc., Class A	2.2%
Dexcom, Inc.	2.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTGSTI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Growth Strength™ Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Capital Strength®
Hedged Equity Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This annual shareholder report contains important information about the First Trust Capital Strength® Hedged Equity Portfolio (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).  You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTCSHI.  You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® Hedged Equity Portfolio - Class I	$127	1.25%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 2.42% for the 12 months ended December 31, 2024. The Fund's Class I underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period.
This underperformance was due to dividend yielding and value holdings selected by the methodology lagging the benchmark, as these were the two poorest performing factors. The Fund’s low volatility tilt along with a tilt away from large growth stocks drove much of the Fund’s underperformance. The Fund was significantly underweight in the Information Technology sector, including no weight in the two best performing names in the benchmark, NVIDIA Corp. and Broadcom, Inc., which contributed greatly to the lagging performance relative to the benchmark. The Fund was also significantly overweight the Health Care and Materials sectors, which were two of the poorest performing sectors during the Period.
The Fund was also negatively impacted by the put spread and short call options strategy used by the Fund. Due to the strong positive benchmark returns for the Period, the Fund was negatively impacted by this options strategy.
FUND PERFORMANCE (August 14, 2023 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	Since Inception (8/14/23)
First Trust Capital Strength® Hedged Equity Portfolio - Class I	2.42%	0.42%
S&P 500® Index	25.02%	23.39%
Visit www.ftportfolios.com/VA/FTCSHI    for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$9,046,016
Total number of portfolio holdings	57
Total advisory fee paid	$0
Portfolio turnover rate	121%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	99.7%
Money Market Funds	2.7%
Put Options Purchased	0.2%
Call Options Written	(0.1)%
Put Options Written	(0.0)%
Net Other Assets and Liabilities	(2.5)%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTCSHI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Capital StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	The First Trust Variable Insurance Trust (“Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The Registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
(e)	Not applicable.
(f)	A copy of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $176,625 for the fiscal year ended 2023 and $179,188 for the fiscal year ended 2024.
(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $73,333 for the fiscal year ended 2023 and $62,441 for the fiscal year ended 2024.

Tax Fees (Investment Advisor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s advisor and distributor were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s distributor were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

These fees were for tax consultation and/or tax return preparation and professional services rendered for PFIC (Passive Foreign Investment Company) Identification Services.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

All Other Fees (Investment Advisor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the Registrant for the fiscal year ended 2023 were $73,333 for the Registrant, $44,000 for the Registrant’s investment advisor, $60,500 for the Registrant’s distributor and $16,000 for the Registrant’s investment sub-advisor; and for the fiscal year ended 2024 were $62,441 for the Registrant, $28,080 for the Registrant’s investment advisor, $32,400 for the Registrant’s distributor and $8,640 for the Registrant’s investment sub-advisor.
(h)	The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable to the Registrant.

(j) Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the Registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith, Niel B. Nielson and Bronwyn Wright.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the annual financial statements required, and for the periods specified, by Regulation S-X.

First Trust Variable Insurance Trust
Annual Financial Statements and Other Information
For the Year Ended
December 31, 2024

Table of Contents
First Trust Variable Insurance Trust
Annual Financial Statements and Other Information Report
December 31, 2024
Performance and Risk Disclosure
There is no assurance that any series (individually called a “Fund” and collectively the “Funds”) of the First Trust Variable Insurance Trust will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by each Fund will decline and that the value of a Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in each Fund. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments
December 31, 2024

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 48.4%
	Aerospace & Defense – 2.4%
$250,000	Howmet Aerospace, Inc.	4.85%	10/15/31	$245,305
2,200,000	Howmet Aerospace, Inc.	5.95%	02/01/37	2,284,781
1,000,000	Lockheed Martin Corp.	5.70%	11/15/54	1,019,478
1,000,000	Lockheed Martin Corp.	5.90%	11/15/63	1,044,651
500,000	Northrop Grumman Corp.	3.25%	01/15/28	478,130
500,000	Northrop Grumman Corp.	4.60%	02/01/29	496,099
500,000	Northrop Grumman Corp.	4.70%	03/15/33	484,880
750,000	Northrop Grumman Corp.	4.03%	10/15/47	589,531
250,000	Northrop Grumman Corp.	5.25%	05/01/50	234,526
1,000,000	Northrop Grumman Corp.	4.95%	03/15/53	894,557
2,500,000	Northrop Grumman Corp.	5.20%	06/01/54	2,328,164
600,000	RTX Corp.	5.75%	01/15/29	619,601
1,000,000	RTX Corp.	6.00%	03/15/31	1,049,296
2,500,000	RTX Corp.	5.15%	02/27/33	2,480,089
1,000,000	RTX Corp.	6.10%	03/15/34	1,053,533
1,500,000	RTX Corp.	3.13%	07/01/50	982,907
1,000,000	RTX Corp.	2.82%	09/01/51	606,460
2,500,000	RTX Corp.	5.38%	02/27/53	2,376,086
1,000,000	RTX Corp.	6.40%	03/15/54	1,088,676
				20,356,750
	Banks – 6.5%
2,500,000	Bank of America Corp. (a)	5.08%	01/20/27	2,507,658
500,000	Bank of America Corp. (a)	3.56%	04/23/27	492,118
450,000	Bank of America Corp. (a)	2.55%	02/04/28	429,105
475,000	Bank of America Corp. (a)	4.38%	04/27/28	470,037
1,000,000	Bank of America Corp. (a)	4.95%	07/22/28	1,002,283
1,105,000	Bank of America Corp. (a)	5.20%	04/25/29	1,110,423
500,000	Bank of America Corp. (a)	4.27%	07/23/29	487,382
500,000	Bank of America Corp. (a)	3.97%	02/07/30	479,384
500,000	Bank of America Corp. (a)	3.19%	07/23/30	460,850
500,000	Bank of America Corp. (a)	2.88%	10/22/30	452,057
500,000	Bank of America Corp. (a)	1.90%	07/23/31	420,854
1,000,000	Bank of America Corp. (a)	1.92%	10/24/31	835,800
500,000	Bank of America Corp. (a)	2.57%	10/20/32	422,103
500,000	Bank of America Corp. (a)	4.57%	04/27/33	475,380
3,500,000	Bank of America Corp. (a)	5.29%	04/25/34	3,471,945
2,500,000	Bank of America Corp. (a)	5.47%	01/23/35	2,503,868
500,000	Bank of America Corp. (a)	4.08%	04/23/40	425,942
1,000,000	Bank of America Corp. (a)	2.68%	06/19/41	694,724
400,000	Fifth Third Bancorp (a)	6.34%	07/27/29	415,122
500,000	JPMorgan Chase & Co. (a)	1.05%	11/19/26	484,157
500,000	JPMorgan Chase & Co. (a)	1.04%	02/04/27	480,473
500,000	JPMorgan Chase & Co. (a)	1.58%	04/22/27	480,243
1,000,000	JPMorgan Chase & Co. (a)	1.47%	09/22/27	946,332
1,000,000	JPMorgan Chase & Co. (a)	5.04%	01/23/28	1,003,843
550,000	JPMorgan Chase & Co. (a)	2.95%	02/24/28	529,131
1,000,000	JPMorgan Chase & Co. (a)	5.57%	04/22/28	1,017,129
975,000	JPMorgan Chase & Co. (a)	4.32%	04/26/28	963,504
500,000	JPMorgan Chase & Co. (a)	4.85%	07/25/28	499,923
500,000	JPMorgan Chase & Co. (a)	3.51%	01/23/29	479,824
1,000,000	JPMorgan Chase & Co. (a)	2.07%	06/01/29	909,022
1,000,000	JPMorgan Chase & Co. (a)	5.30%	07/24/29	1,010,279
1,000,000	JPMorgan Chase & Co. (a)	5.01%	01/23/30	999,273
500,000	JPMorgan Chase & Co. (a)	3.70%	05/06/30	473,703
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2024
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$1,000,000	JPMorgan Chase & Co. (a)	2.58%	04/22/32	$858,228
1,000,000	JPMorgan Chase & Co. (a)	2.96%	01/25/33	864,642
1,000,000	JPMorgan Chase & Co. (a)	4.91%	07/25/33	978,088
1,000,000	JPMorgan Chase & Co. (a)	5.35%	06/01/34	999,661
1,000,000	JPMorgan Chase & Co. (a)	5.34%	01/23/35	994,091
1,000,000	JPMorgan Chase & Co. (a)	2.53%	11/19/41	676,107
2,500,000	JPMorgan Chase Bank N.A.	5.11%	12/08/26	2,526,987
2,054,000	PNC Financial Services Group (The), Inc. (a)	5.30%	01/21/28	2,071,906
1,500,000	PNC Financial Services Group (The), Inc. (a)	5.58%	06/12/29	1,526,490
1,000,000	PNC Financial Services Group (The), Inc. (a)	5.07%	01/24/34	974,579
2,000,000	Truist Financial Corp. (a)	7.16%	10/30/29	2,139,294
2,000,000	US Bancorp (a)	6.79%	10/26/27	2,068,047
1,500,000	US Bancorp (a)	5.38%	01/23/30	1,512,830
1,000,000	Wells Fargo & Co. (a)	5.71%	04/22/28	1,016,579
1,000,000	Wells Fargo & Co. (a)	5.20%	01/23/30	1,003,129
1,000,000	Wells Fargo & Co. (a)	5.50%	01/23/35	996,242
3,000,000	Wells Fargo & Co. (a)	5.21%	12/03/35	2,920,220
2,250,000	Wells Fargo Bank N.A.	5.45%	08/07/26	2,278,110
1,000,000	Wells Fargo Bank N.A.	5.25%	12/11/26	1,012,347
				55,251,448
	Beverages – 1.0%
875,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	02/01/36	830,723
1,100,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	1,001,686
2,500,000	Anheuser-Busch InBev Worldwide, Inc.	5.00%	06/15/34	2,472,101
1,182,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/48	1,036,583
2,000,000	Constellation Brands, Inc.	4.90%	05/01/33	1,932,171
1,200,000	Molson Coors Beverage Co.	5.00%	05/01/42	1,105,736
				8,379,000
	Biotechnology – 1.8%
2,000,000	AbbVie, Inc.	2.95%	11/21/26	1,943,797
3,250,000	AbbVie, Inc.	4.80%	03/15/29	3,248,411
275,000	AbbVie, Inc.	4.40%	11/06/42	238,235
300,000	AbbVie, Inc.	4.70%	05/14/45	265,025
250,000	AbbVie, Inc.	4.88%	11/14/48	224,771
1,000,000	AbbVie, Inc.	4.25%	11/21/49	813,898
500,000	Amgen, Inc.	2.45%	02/21/30	442,228
500,000	Amgen, Inc.	5.25%	03/02/30	504,775
1,000,000	Amgen, Inc.	5.25%	03/02/33	993,029
750,000	Amgen, Inc.	3.15%	02/21/40	559,314
1,000,000	Amgen, Inc.	2.80%	08/15/41	696,866
3,000,000	Amgen, Inc.	5.60%	03/02/43	2,918,143
2,500,000	Amgen, Inc.	5.65%	03/02/53	2,408,756
				15,257,248
	Capital Markets – 4.8%
1,000,000	Blackstone Reg Finance Co., LLC	5.00%	12/06/34	967,206
1,000,000	Goldman Sachs Group (The), Inc. (a)	1.43%	03/09/27	960,277
1,000,000	Goldman Sachs Group (The), Inc. (a)	1.54%	09/10/27	945,924
1,500,000	Goldman Sachs Group (The), Inc. (a)	1.95%	10/21/27	1,423,781
950,000	Goldman Sachs Group (The), Inc. (a)	2.64%	02/24/28	906,200
5,000,000	Goldman Sachs Group (The), Inc. (a)	4.48%	08/23/28	4,942,987
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2024
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Capital Markets (Continued)
$500,000	Goldman Sachs Group (The), Inc. (a)	3.81%	04/23/29	$481,141
500,000	Goldman Sachs Group (The), Inc. (a)	4.22%	05/01/29	486,770
500,000	Goldman Sachs Group (The), Inc.	2.60%	02/07/30	443,070
1,000,000	Goldman Sachs Group (The), Inc. (a)	5.73%	04/25/30	1,020,941
1,000,000	Goldman Sachs Group (The), Inc. (a)	1.99%	01/27/32	825,645
1,000,000	Goldman Sachs Group (The), Inc. (a)	2.62%	04/22/32	852,528
1,500,000	Goldman Sachs Group (The), Inc. (a)	2.65%	10/21/32	1,268,522
1,000,000	Goldman Sachs Group (The), Inc. (a)	2.91%	07/21/42	695,279
500,000	Goldman Sachs Group (The), Inc. (a)	3.44%	02/24/43	372,872
1,000,000	Morgan Stanley (a)	2.48%	01/21/28	953,071
3,000,000	Morgan Stanley (a)	5.65%	04/13/28	3,051,082
1,050,000	Morgan Stanley (a)	4.21%	04/20/28	1,035,142
500,000	Morgan Stanley (a)	3.77%	01/24/29	482,356
1,000,000	Morgan Stanley (a)	5.12%	02/01/29	1,002,944
2,000,000	Morgan Stanley (a)	5.16%	04/20/29	2,006,244
2,500,000	Morgan Stanley (a)	5.45%	07/20/29	2,528,633
500,000	Morgan Stanley (a)	4.43%	01/23/30	486,873
1,000,000	Morgan Stanley (a)	2.51%	10/20/32	838,357
2,000,000	Morgan Stanley (a)	5.25%	04/21/34	1,970,149
1,000,000	Morgan Stanley (a)	5.42%	07/21/34	993,488
500,000	Morgan Stanley (a)	4.46%	04/22/39	447,900
1,500,000	MSCI, Inc. (b)	4.00%	11/15/29	1,415,318
2,500,000	MSCI, Inc. (b)	3.88%	02/15/31	2,290,715
2,250,000	Nasdaq, Inc.	5.55%	02/15/34	2,271,074
2,350,000	Nasdaq, Inc.	5.95%	08/15/53	2,373,296
				40,739,785
	Communications Equipment – 0.9%
2,300,000	Cisco Systems, Inc.	4.80%	02/26/27	2,317,104
2,300,000	Cisco Systems, Inc.	4.85%	02/26/29	2,314,193
2,300,000	Cisco Systems, Inc.	5.05%	02/26/34	2,292,640
1,000,000	Cisco Systems, Inc.	5.30%	02/26/54	972,765
				7,896,702
	Construction Materials – 0.1%
1,125,000	CRH America Finance, Inc.	5.40%	05/21/34	1,127,987
	Consumer Finance – 0.6%
1,750,000	American Express Co. (a)	5.65%	04/23/27	1,769,104
2,500,000	American Express Co. (a)	5.10%	02/16/28	2,514,856
1,000,000	American Express Co. (a)	5.53%	04/25/30	1,018,569
				5,302,529
	Containers & Packaging – 0.5%
4,551,000	Berry Global, Inc. (b)	5.65%	01/15/34	4,566,566
	Diversified Telecommunication Services – 1.5%
500,000	AT&T, Inc.	2.30%	06/01/27	472,055
500,000	AT&T, Inc.	1.65%	02/01/28	454,800
462,000	AT&T, Inc.	4.30%	02/15/30	447,598
500,000	AT&T, Inc.	2.75%	06/01/31	435,148
500,000	AT&T, Inc.	2.25%	02/01/32	413,559
1,392,000	AT&T, Inc.	2.55%	12/01/33	1,121,769
1,186,000	AT&T, Inc.	3.50%	09/15/53	799,339
504,000	AT&T, Inc.	3.55%	09/15/55	339,308
1,044,000	AT&T, Inc.	3.65%	09/15/59	692,198
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2024
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Diversified Telecommunication Services (Continued)
$1,119,000	Verizon Communications, Inc.	4.02%	12/03/29	$1,074,494
500,000	Verizon Communications, Inc.	1.75%	01/20/31	412,221
500,000	Verizon Communications, Inc.	2.55%	03/21/31	430,793
2,003,000	Verizon Communications, Inc.	2.36%	03/15/32	1,661,628
1,904,000	Verizon Communications, Inc. (b)	4.78%	02/15/35	1,813,296
500,000	Verizon Communications, Inc.	2.65%	11/20/40	342,127
500,000	Verizon Communications, Inc.	3.40%	03/22/41	378,416
500,000	Verizon Communications, Inc.	2.88%	11/20/50	307,387
1,000,000	Verizon Communications, Inc.	3.55%	03/22/51	707,338
1,000,000	Verizon Communications, Inc.	3.88%	03/01/52	738,986
				13,042,460
	Electric Utilities – 5.8%
1,000,000	AEP Texas, Inc.	3.45%	05/15/51	667,062
1,000,000	AEP Transmission Co., LLC	5.15%	04/01/34	984,472
900,000	AEP Transmission Co., LLC	4.25%	09/15/48	723,491
500,000	AEP Transmission Co., LLC	5.40%	03/15/53	477,173
2,000,000	AEP Transmission Co., LLC, Series N	2.75%	08/15/51	1,203,408
1,980,000	Alabama Power Co.	3.75%	09/01/27	1,938,452
1,000,000	Alabama Power Co.	5.85%	11/15/33	1,038,847
500,000	Alabama Power Co.	3.45%	10/01/49	353,459
1,000,000	Alabama Power Co.	3.13%	07/15/51	658,160
2,542,000	American Transmission Systems, Inc. (b)	2.65%	01/15/32	2,159,148
1,000,000	Appalachian Power Co., Series AA	2.70%	04/01/31	865,249
1,000,000	Commonwealth Edison Co.	2.55%	06/15/26	971,972
500,000	Commonwealth Edison Co.	4.90%	02/01/33	489,748
500,000	Commonwealth Edison Co.	4.00%	03/01/49	385,643
1,000,000	Commonwealth Edison Co.	5.30%	02/01/53	943,339
2,000,000	Duke Energy Carolinas, LLC	4.95%	01/15/33	1,967,753
1,000,000	Duke Energy Carolinas, LLC	4.85%	01/15/34	969,799
2,000,000	Duke Energy Carolinas, LLC	5.35%	01/15/53	1,904,725
1,000,000	Duke Energy Carolinas, LLC	5.40%	01/15/54	959,097
1,000,000	Duke Energy Florida, LLC	5.88%	11/15/33	1,042,850
500,000	Duke Energy Florida, LLC	6.20%	11/15/53	527,575
1,000,000	Duke Energy Progress, LLC	5.10%	03/15/34	990,356
1,000,000	Duke Energy Progress, LLC	4.00%	04/01/52	768,516
1,500,000	FirstEnergy Transmission, LLC (b)	4.55%	01/15/30	1,460,954
2,000,000	Florida Power & Light Co.	5.69%	03/01/40	2,043,780
1,750,000	Florida Power & Light Co.	5.60%	06/15/54	1,748,024
1,500,000	Georgia Power Co.	4.65%	05/16/28	1,494,109
2,000,000	Georgia Power Co.	4.55%	03/15/30	1,966,733
500,000	Indiana Michigan Power Co.	3.25%	05/01/51	330,426
1,000,000	Indiana Michigan Power Co.	5.63%	04/01/53	975,459
500,000	Indiana Michigan Power Co., Series L	3.75%	07/01/47	373,381
1,250,000	Northern States Power Co.	5.40%	03/15/54	1,206,546
3,000,000	Ohio Edison Co. (b)	5.50%	01/15/33	3,007,659
500,000	PECO Energy Co.	3.90%	03/01/48	389,196
4,000,000	PECO Energy Co.	4.38%	08/15/52	3,306,839
700,000	Public Service Electric and Gas Co.	5.20%	08/01/33	701,524
1,500,000	Public Service Electric and Gas Co.	5.20%	03/01/34	1,495,718
500,000	Public Service Electric and Gas Co.	5.45%	08/01/53	489,799
1,750,000	Public Service Electric and Gas Co.	5.45%	03/01/54	1,697,143
4,000,000	Trans-Allegheny Interstate Line Co. (b)	3.85%	06/01/25	3,981,011
				49,658,595
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2024
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Financial Services – 0.5%
$1,500,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	$1,090,906
1,000,000	Fiserv, Inc.	3.20%	07/01/26	978,603
333,000	Fiserv, Inc.	5.38%	08/21/28	337,674
500,000	Fiserv, Inc.	3.50%	07/01/29	469,549
250,000	Fiserv, Inc.	2.65%	06/01/30	221,076
1,000,000	Fiserv, Inc.	5.63%	08/21/33	1,018,168
500,000	Fiserv, Inc.	4.40%	07/01/49	408,773
				4,524,749
	Food Products – 1.2%
2,000,000	Conagra Brands, Inc.	5.30%	11/01/38	1,881,278
2,500,000	Kraft Heinz Foods Co.	3.00%	06/01/26	2,441,668
2,250,000	Kraft Heinz Foods Co.	5.50%	06/01/50	2,114,980
2,250,000	Mondelez International, Inc.	4.75%	08/28/34	2,154,368
2,000,000	The Campbell’s Company	5.40%	03/21/34	1,991,262
				10,583,556
	Ground Transportation – 0.9%
3,000,000	CSX Corp.	4.10%	11/15/32	2,808,692
1,000,000	CSX Corp.	5.20%	11/15/33	1,002,234
1,500,000	CSX Corp.	4.50%	11/15/52	1,267,590
2,500,000	Union Pacific Corp.	4.95%	05/15/53	2,286,630
				7,365,146
	Health Care Equipment & Supplies – 0.8%
2,350,000	Abbott Laboratories	4.90%	11/30/46	2,196,145
1,000,000	Alcon Finance Corp. (b)	5.38%	12/06/32	999,967
1,150,000	Becton Dickinson & Co.	5.11%	02/08/34	1,133,678
1,000,000	Solventum Corp. (b)	5.40%	03/01/29	1,002,902
1,200,000	Solventum Corp. (b)	5.90%	04/30/54	1,168,168
				6,500,860
	Health Care Providers & Services – 4.0%
1,000,000	Cencora, Inc.	4.85%	12/15/29	993,785
1,143,000	Centene Corp.	4.25%	12/15/27	1,108,080
2,000,000	Centene Corp.	2.45%	07/15/28	1,801,436
1,000,000	Centene Corp.	2.50%	03/01/31	827,776
1,200,000	Cigna (The) Group	4.38%	10/15/28	1,176,872
1,150,000	Cigna (The) Group	5.00%	05/15/29	1,149,493
1,100,000	Cigna (The) Group	5.40%	03/15/33	1,098,848
1,150,000	Cigna (The) Group	5.25%	02/15/34	1,128,409
1,500,000	Cigna (The) Group	4.90%	12/15/48	1,278,779
1,150,000	Cigna (The) Group	5.60%	02/15/54	1,077,975
1,000,000	Elevance Health, Inc.	3.60%	03/15/51	696,356
500,000	Elevance Health, Inc.	4.55%	05/15/52	403,384
1,000,000	Elevance Health, Inc.	6.10%	10/15/52	1,011,104
500,000	Elevance Health, Inc.	5.70%	02/15/55	482,458
1,000,000	HCA, Inc.	2.38%	07/15/31	830,395
2,500,000	HCA, Inc.	5.50%	06/01/33	2,474,349
2,500,000	HCA, Inc.	3.50%	07/15/51	1,618,412
2,500,000	HCA, Inc.	5.90%	06/01/53	2,361,126
1,000,000	HCA, Inc.	3.13%	03/15/27	962,449
2,500,000	UnitedHealth Group, Inc.	5.25%	02/15/28	2,539,202
3,500,000	UnitedHealth Group, Inc.	5.30%	02/15/30	3,557,200
1,000,000	UnitedHealth Group, Inc.	5.35%	02/15/33	1,006,662
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2024
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Providers & Services (Continued)
$2,000,000	UnitedHealth Group, Inc.	5.88%	02/15/53	$2,006,771
1,000,000	UnitedHealth Group, Inc.	6.05%	02/15/63	1,021,907
500,000	UnitedHealth Group, Inc.	5.20%	04/15/63	450,144
500,000	Universal Health Services, Inc.	2.65%	10/15/30	429,868
1,000,000	Universal Health Services, Inc.	2.65%	01/15/32	818,682
				34,311,922
	Hotels, Restaurants & Leisure – 0.3%
2,500,000	McDonald’s Corp.	5.45%	08/14/53	2,397,200
	Independent Power & Renewable Electricity Producers – 0.1%
1,000,000	Vistra Operations Co., LLC (b)	5.70%	12/30/34	990,130
	Industrial Conglomerates – 0.3%
2,400,000	Honeywell International, Inc.	5.25%	03/01/54	2,249,997
	Insurance – 2.3%
2,500,000	Aon North America, Inc.	5.13%	03/01/27	2,517,901
182,000	Aon North America, Inc.	5.15%	03/01/29	182,628
2,300,000	Aon North America, Inc.	5.75%	03/01/54	2,245,031
1,000,000	Arthur J. Gallagher & Co.	5.50%	03/02/33	1,008,218
2,000,000	Arthur J. Gallagher & Co.	6.50%	02/15/34	2,149,880
1,000,000	Arthur J. Gallagher & Co.	5.15%	02/15/35	975,470
1,000,000	Arthur J. Gallagher & Co.	5.75%	03/02/53	982,427
1,000,000	Arthur J. Gallagher & Co.	6.75%	02/15/54	1,108,561
438,000	Arthur J. Gallagher & Co.	5.75%	07/15/54	431,054
1,000,000	Arthur J. Gallagher & Co.	5.55%	02/15/55	961,001
2,750,000	Brown & Brown, Inc.	5.65%	06/11/34	2,754,888
2,500,000	Brown & Brown, Inc.	4.95%	03/17/52	2,137,938
1,000,000	Marsh & McLennan Cos., Inc.	6.25%	11/01/52	1,069,053
1,115,000	Marsh & McLennan Cos., Inc.	5.45%	03/15/54	1,080,825
160,000	Ryan Specialty, LLC (b)	5.88%	08/01/32	158,417
				19,763,292
	Life Sciences Tools & Services – 0.4%
2,000,000	IQVIA, Inc.	5.70%	05/15/28	2,024,000
250,000	IQVIA, Inc.	6.25%	02/01/29	258,692
2,000,000	Thermo Fisher Scientific, Inc.	2.80%	10/15/41	1,407,374
				3,690,066
	Machinery – 0.7%
3,500,000	Caterpillar Financial Services Corp.	5.05%	02/27/26	3,526,002
1,000,000	Caterpillar Financial Services Corp.	4.50%	01/08/27	1,002,202
1,500,000	Caterpillar Financial Services Corp.	4.85%	02/27/29	1,508,502
				6,036,706
	Media – 1.0%
2,000,000	Comcast Corp.	5.35%	11/15/27	2,039,184
1,000,000	Comcast Corp.	4.55%	01/15/29	990,315
1,500,000	Comcast Corp.	5.50%	11/15/32	1,537,629
500,000	Comcast Corp.	3.25%	11/01/39	379,145
1,000,000	Comcast Corp.	3.75%	04/01/40	805,037
500,000	Comcast Corp.	4.00%	08/15/47	381,901
500,000	Comcast Corp.	3.45%	02/01/50	342,641
2,250,000	Comcast Corp.	5.35%	05/15/53	2,085,064
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2024
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Media (Continued)
$543,000	Comcast Corp.	2.94%	11/01/56	$316,527
				8,877,443
	Multi-Utilities – 0.3%
2,000,000	Consolidated Edison Co. of New York, Inc.	6.15%	11/15/52	2,101,731
	Oil, Gas & Consumable Fuels – 0.9%
500,000	BP Capital Markets America, Inc.	3.41%	02/11/26	494,096
500,000	BP Capital Markets America, Inc.	3.94%	09/21/28	485,205
1,000,000	BP Capital Markets America, Inc.	4.70%	04/10/29	994,705
500,000	BP Capital Markets America, Inc.	1.75%	08/10/30	423,283
2,500,000	BP Capital Markets America, Inc.	2.72%	01/12/32	2,139,986
500,000	BP Capital Markets America, Inc.	4.81%	02/13/33	483,549
500,000	BP Capital Markets America, Inc.	4.99%	04/10/34	486,535
1,000,000	BP Capital Markets America, Inc.	3.06%	06/17/41	721,947
1,000,000	BP Capital Markets America, Inc.	3.00%	03/17/52	624,612
500,000	Sabine Pass Liquefaction, LLC	5.00%	03/15/27	501,315
250,000	Sabine Pass Liquefaction, LLC	4.20%	03/15/28	244,183
				7,599,416
	Pharmaceuticals – 1.0%
4,600,000	AstraZeneca Finance, LLC	4.80%	02/26/27	4,627,568
500,000	AstraZeneca Finance, LLC	1.75%	05/28/28	453,945
1,850,000	AstraZeneca Finance, LLC	4.85%	02/26/29	1,854,292
1,000,000	AstraZeneca Finance, LLC	2.25%	05/28/31	852,079
750,000	AstraZeneca Finance, LLC	5.00%	02/26/34	742,104
				8,529,988
	Professional Services – 0.3%
2,500,000	Verisk Analytics, Inc.	5.25%	06/05/34	2,471,662
	Semiconductors & Semiconductor Equipment – 0.6%
500,000	Broadcom, Inc. (b)	1.95%	02/15/28	457,918
500,000	Broadcom, Inc.	4.75%	04/15/29	496,945
500,000	Broadcom, Inc. (b)	2.45%	02/15/31	431,397
1,250,000	Broadcom, Inc.	4.30%	11/15/32	1,179,667
250,000	Broadcom, Inc. (b)	2.60%	02/15/33	206,762
383,000	Broadcom, Inc. (b)	3.42%	04/15/33	335,444
500,000	Broadcom, Inc. (b)	3.47%	04/15/34	433,554
642,000	Broadcom, Inc. (b)	4.93%	05/15/37	611,025
500,000	Broadcom, Inc. (b)	3.50%	02/15/41	390,727
500,000	Broadcom, Inc. (b)	3.75%	02/15/51	372,541
				4,915,980
	Software – 3.6%
1,000,000	AppLovin Corp.	5.13%	12/01/29	997,952
2,250,000	Atlassian Corp.	5.25%	05/15/29	2,267,763
2,250,000	Atlassian Corp.	5.50%	05/15/34	2,260,987
50,000	Cadence Design Systems, Inc.	4.30%	09/10/29	49,027
2,997,000	CrowdStrike Holdings, Inc.	3.00%	02/15/29	2,726,523
787,000	Oracle Corp.	5.80%	11/10/25	795,088
1,000,000	Oracle Corp.	4.50%	05/06/28	990,275
2,250,000	Oracle Corp.	6.15%	11/09/29	2,360,700
1,500,000	Oracle Corp.	4.65%	05/06/30	1,478,736
2,500,000	Oracle Corp.	6.25%	11/09/32	2,650,415
500,000	Oracle Corp.	4.90%	02/06/33	487,014
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2024
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Software (Continued)
$500,000	Oracle Corp.	6.50%	04/15/38	$537,815
1,900,000	Oracle Corp.	5.38%	07/15/40	1,831,374
500,000	Oracle Corp.	3.65%	03/25/41	390,176
500,000	Oracle Corp.	3.60%	04/01/50	350,592
500,000	Oracle Corp.	3.95%	03/25/51	370,765
2,000,000	Oracle Corp.	6.90%	11/09/52	2,241,145
1,000,000	Oracle Corp.	5.55%	02/06/53	945,554
1,000,000	Roper Technologies, Inc.	4.90%	10/15/34	962,304
3,750,000	Salesforce, Inc.	3.70%	04/11/28	3,653,083
1,250,000	Salesforce, Inc.	2.70%	07/15/41	881,138
2,000,000	Salesforce, Inc.	2.90%	07/15/51	1,278,514
				30,506,940
	Specialized REITs – 0.1%
1,000,000	VICI Properties, L.P.	5.13%	11/15/31	976,146
	Specialty Retail – 0.5%
2,500,000	Home Depot (The), Inc.	4.88%	06/25/27	2,524,262
500,000	Home Depot (The), Inc.	4.90%	04/15/29	504,640
937,000	Home Depot (The), Inc.	4.75%	06/25/29	939,416
				3,968,318
	Trading Companies & Distributors – 0.2%
1,000,000	Ashtead Capital, Inc. (b)	5.95%	10/15/33	1,011,958
1,000,000	Ashtead Capital, Inc. (b)	5.80%	04/15/34	1,001,393
				2,013,351
	Water Utilities – 0.8%
4,500,000	American Water Capital Corp.	5.15%	03/01/34	4,466,412
2,500,000	American Water Capital Corp.	5.45%	03/01/54	2,394,250
				6,860,662
	Wireless Telecommunication Services – 1.7%
1,000,000	T-Mobile USA, Inc.	1.50%	02/15/26	965,210
500,000	T-Mobile USA, Inc.	3.75%	04/15/27	488,622
2,000,000	T-Mobile USA, Inc.	4.75%	02/01/28	1,988,974
750,000	T-Mobile USA, Inc.	2.05%	02/15/28	688,966
2,500,000	T-Mobile USA, Inc.	4.85%	01/15/29	2,486,695
750,000	T-Mobile USA, Inc.	2.55%	02/15/31	645,429
500,000	T-Mobile USA, Inc.	2.25%	11/15/31	415,574
1,500,000	T-Mobile USA, Inc.	5.20%	01/15/33	1,485,414
1,000,000	T-Mobile USA, Inc.	5.15%	04/15/34	984,287
1,500,000	T-Mobile USA, Inc.	3.00%	02/15/41	1,070,504
1,000,000	T-Mobile USA, Inc.	3.30%	02/15/51	660,162
1,500,000	T-Mobile USA, Inc.	5.65%	01/15/53	1,452,642
1,000,000	T-Mobile USA, Inc.	5.80%	09/15/62	965,673
				14,298,152
	Total Corporate Bonds and Notes			413,112,483
	(Cost $432,984,556)
FOREIGN CORPORATE BONDS AND NOTES – 3.9%
	Banks – 0.9%
2,500,000	Barclays PLC (a)	6.50%	09/13/27	2,561,011
1,250,000	Lloyds Banking Group PLC (a)	5.09%	11/26/28	1,251,819
1,000,000	Lloyds Banking Group PLC (a)	5.72%	06/05/30	1,017,146
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2024
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$1,250,000	Toronto-Dominion (The) Bank	4.98%	04/05/27	$1,254,369
1,250,000	Toronto-Dominion (The) Bank	4.99%	04/05/29	1,248,287
				7,332,632
	Biotechnology – 0.0%
500,000	CSL Finance PLC (b)	4.75%	04/27/52	432,650
	Capital Markets – 0.5%
500,000	UBS Group AG (a) (b)	1.36%	01/30/27	481,010
1,250,000	UBS Group AG (a) (b)	1.49%	08/10/27	1,183,186
1,000,000	UBS Group AG (a) (b)	5.62%	09/13/30	1,016,210
2,000,000	UBS Group AG (a) (b)	5.70%	02/08/35	2,013,900
				4,694,306
	Construction Materials – 0.1%
1,125,000	CRH SMW Finance DAC	5.20%	05/21/29	1,133,373
	Consumer Staples Distribution & Retail – 0.3%
1,150,000	Alimentation Couche-Tard, Inc. (b)	5.27%	02/12/34	1,123,765
1,150,000	Alimentation Couche-Tard, Inc. (b)	5.62%	02/12/54	1,086,866
				2,210,631
	Containers & Packaging – 0.3%
2,500,000	Smurfit Kappa Treasury ULC (b)	5.44%	04/03/34	2,495,825
	Insurance – 0.2%
2,000,000	Aon Corp./Aon Global Holdings PLC	5.35%	02/28/33	1,992,361
	Life Sciences Tools & Services – 0.5%
2,000,000	Icon Investments Six DAC	5.81%	05/08/27	2,034,285
1,250,000	Icon Investments Six DAC	5.85%	05/08/29	1,274,272
1,250,000	Icon Investments Six DAC	6.00%	05/08/34	1,262,675
				4,571,232
	Oil, Gas & Consumable Fuels – 0.2%
1,377,000	Enbridge, Inc.	5.90%	11/15/26	1,404,956
	Pharmaceuticals – 0.5%
1,000,000	AstraZeneca PLC	3.00%	05/28/51	654,631
2,000,000	Pfizer Investment Enterprises Pte. Ltd.	5.11%	05/19/43	1,878,631
1,000,000	Pfizer Investment Enterprises Pte. Ltd.	5.30%	05/19/53	937,097
1,000,000	Pfizer Investment Enterprises Pte. Ltd.	5.34%	05/19/63	918,870
				4,389,229
	Semiconductors & Semiconductor Equipment – 0.1%
500,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.88%	01/15/27	492,310
	Software – 0.3%
1,125,000	Constellation Software, Inc. (b)	5.16%	02/16/29	1,130,640
1,125,000	Constellation Software, Inc. (b)	5.46%	02/16/34	1,128,166
				2,258,806
	Total Foreign Corporate Bonds and Notes			33,408,311
	(Cost $34,086,395)
U.S. GOVERNMENT BONDS AND NOTES – 0.6%
2,159,000	U.S. Treasury Bond	4.25%	08/15/54	1,972,107
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2024
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$3,341,000	U.S. Treasury Note	4.13%	11/30/29	$3,303,564
	Total U.S. Government Bonds and Notes			5,275,671
	(Cost $5,403,930)

Shares	Description	Value
COMMON STOCKS – 46.1%
	Aerospace & Defense – 0.6%
9,274	General Dynamics Corp.	2,443,606
16,343	Woodward, Inc.	2,719,802
		5,163,408
	Air Freight & Logistics – 0.6%
21,334	Expeditors International of Washington, Inc.	2,363,167
20,560	United Parcel Service, Inc., Class B	2,592,616
		4,955,783
	Banks – 3.9%
12,602	1st Source Corp.	735,705
26,633	BancFirst Corp.	3,120,855
65,206	Bank OZK	2,903,623
10,140	City Holding Co.	1,201,387
49,568	Commerce Bancshares, Inc.	3,088,582
25,059	Cullen/Frost Bankers, Inc.	3,364,171
33,880	East West Bancorp, Inc.	3,244,349
132,418	First BanCorp	2,461,651
103,477	Home BancShares, Inc.	2,928,399
44,830	International Bancshares Corp.	2,831,463
15,278	Lakeland Financial Corp.	1,050,515
28,616	National Bank Holdings Corp., Class A	1,232,205
21,987	OFG Bancorp	930,490
27,955	Popular, Inc.	2,629,447
17,451	Preferred Bank	1,507,417
		33,230,259
	Beverages – 0.3%
16,486	PepsiCo, Inc.	2,506,861
	Building Products – 0.6%
6,232	Carlisle Cos., Inc.	2,298,611
7,653	CSW Industrials, Inc.	2,699,978
		4,998,589
	Capital Markets – 4.1%
5,966	Ameriprise Financial, Inc.	3,176,478
13,683	Cboe Global Markets, Inc.	2,673,658
12,704	CME Group, Inc.	2,950,250
6,095	FactSet Research Systems, Inc.	2,927,307
76,238	Federated Hermes, Inc.	3,134,144
20,115	Interactive Brokers Group, Inc., Class A	3,553,717
21,022	PJT Partners, Inc., Class A	3,317,482
22,892	Raymond James Financial, Inc.	3,555,814
40,515	SEI Investments Co.	3,341,677
29,852	Stifel Financial Corp.	3,166,700
25,734	T. Rowe Price Group, Inc.	2,910,258
		34,707,485
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals – 0.8%
20,752	Innospec, Inc.	$2,283,965
29,231	LyondellBasell Industries N.V., Class A	2,170,986
5,082	NewMarket Corp.	2,685,075
		7,140,026
	Commercial Services & Supplies – 1.2%
36,581	Brady Corp., Class A	2,701,507
13,616	Cintas Corp.	2,487,643
55,423	Rollins, Inc.	2,568,856
14,112	UniFirst Corp.	2,414,422
		10,172,428
	Construction & Engineering – 0.8%
27,639	Argan, Inc.	3,787,648
6,512	EMCOR Group, Inc.	2,955,797
		6,743,445
	Construction Materials – 0.6%
5,206	Martin Marietta Materials, Inc.	2,688,899
20,619	United States Lime & Minerals, Inc.	2,736,966
		5,425,865
	Consumer Staples Distribution & Retail – 0.9%
7,463	Casey’s General Stores, Inc.	2,957,065
48,920	Kroger (The) Co.	2,991,458
18,783	PriceSmart, Inc.	1,731,229
		7,679,752
	Containers & Packaging – 0.3%
12,697	Avery Dennison Corp.	2,375,990
	Distributors – 0.3%
20,070	Genuine Parts Co.	2,343,373
	Electric Utilities – 0.3%
35,865	Otter Tail Corp.	2,648,272
	Electrical Equipment – 0.3%
16,324	AMETEK, Inc.	2,942,564
	Electronic Equipment, Instruments & Components – 1.2%
43,019	Amphenol Corp., Class A	2,987,670
12,837	Badger Meter, Inc.	2,722,984
12,387	CDW Corp.	2,155,833
18,569	TE Connectivity PLC	2,654,810
		10,521,297
	Financial Services – 2.2%
43,603	Essent Group Ltd.	2,373,747
15,879	Jack Henry & Associates, Inc.	2,783,588
5,677	Mastercard, Inc., Class A	2,989,338
109,501	MGIC Investment Corp.	2,596,269
80,808	Radian Group, Inc.	2,563,230
10,193	Visa, Inc., Class A	3,221,396
35,387	Voya Financial, Inc.	2,435,687
		18,963,255
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products – 1.4%
29,008	Bunge Global S.A.	$2,255,662
37,957	General Mills, Inc.	2,420,518
14,616	Hershey (The) Co.	2,475,220
20,397	Ingredion, Inc.	2,805,811
38,052	Mondelez International, Inc., Class A	2,272,846
		12,230,057
	Ground Transportation – 0.9%
16,268	JB Hunt Transport Services, Inc.	2,776,297
14,842	Landstar System, Inc.	2,550,746
14,113	Old Dominion Freight Line, Inc.	2,489,533
		7,816,576
	Health Care Providers & Services – 0.8%
4,666	Chemed Corp.	2,472,047
5,391	Elevance Health, Inc.	1,988,740
4,796	UnitedHealth Group, Inc.	2,426,104
		6,886,891
	Hotel & Resort REITs – 0.3%
188,770	Apple Hospitality REIT, Inc.	2,897,620
	Hotels, Restaurants & Leisure – 1.0%
17,079	Darden Restaurants, Inc.	3,188,478
15,874	Texas Roadhouse, Inc.	2,864,146
160,002	Wendy’s (The) Co.	2,608,033
		8,660,657
	Household Durables – 0.5%
14,953	Lennar Corp., Class A	2,039,141
19,530	PulteGroup, Inc.	2,126,817
		4,165,958
	Household Products – 0.3%
16,185	Procter & Gamble (The) Co.	2,713,415
	Insurance – 5.7%
25,074	Aflac, Inc.	2,593,655
20,826	American Financial Group, Inc.	2,851,704
38,278	American International Group, Inc.	2,786,638
27,059	Brown & Brown, Inc.	2,760,559
9,720	Chubb Ltd.	2,685,636
20,594	Cincinnati Financial Corp.	2,959,358
57,279	CNA Financial Corp.	2,770,585
26,051	Employers Holdings, Inc.	1,334,593
7,155	Everest Group Ltd.	2,593,401
26,469	Globe Life, Inc.	2,951,823
23,834	Hartford Financial Services Group (The), Inc.	2,607,440
12,566	Marsh & McLennan Cos., Inc.	2,669,144
32,634	Principal Financial Group, Inc.	2,526,198
18,087	RLI Corp.	2,981,280
30,047	Selective Insurance Group, Inc.	2,809,995
11,972	Travelers (The) Cos., Inc.	2,883,935
47,162	Unum Group	3,444,241
49,415	W.R. Berkley Corp.	2,891,766
		49,101,951
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services – 0.6%
7,930	Accenture PLC, Class A	$2,789,695
36,321	Cognizant Technology Solutions Corp., Class A	2,793,085
		5,582,780
	Life Sciences Tools & Services – 0.3%
4,531	Thermo Fisher Scientific, Inc.	2,357,162
	Machinery – 5.2%
252,543	CNH Industrial N.V.	2,861,312
6,718	Deere & Co.	2,846,417
38,036	Donaldson Co., Inc.	2,561,725
26,743	Franklin Electric Co., Inc.	2,606,105
32,036	Graco, Inc.	2,700,314
13,069	IDEX Corp.	2,735,211
18,749	ITT, Inc.	2,678,857
14,599	Lincoln Electric Holdings, Inc.	2,736,875
37,832	Mueller Industries, Inc.	3,002,347
10,674	Nordson Corp.	2,233,428
27,973	Oshkosh Corp.	2,659,393
28,407	PACCAR, Inc.	2,954,896
9,677	Snap-on, Inc.	3,285,148
32,323	Toro (The) Co.	2,589,072
13,530	Watts Water Technologies, Inc., Class A	2,750,649
15,423	Westinghouse Air Brake Technologies Corp.	2,924,047
		44,125,796
	Media – 0.7%
88,625	Interpublic Group of (The) Cos., Inc.	2,483,273
177,643	TEGNA, Inc.	3,249,090
		5,732,363
	Metals & Mining – 0.3%
9,694	Reliance, Inc.	2,610,207
	Oil, Gas & Consumable Fuels – 2.1%
19,034	Chevron Corp.	2,756,885
21,526	Chord Energy Corp.	2,516,820
26,626	ConocoPhillips	2,640,500
22,804	EOG Resources, Inc.	2,795,314
54,369	International Seaways, Inc.	1,954,022
114,792	Magnolia Oil & Gas Corp., Class A	2,683,837
17,207	Marathon Petroleum Corp.	2,400,377
		17,747,755
	Pharmaceuticals – 0.3%
17,297	Johnson & Johnson	2,501,492
	Professional Services – 2.5%
10,130	Automatic Data Processing, Inc.	2,965,355
7,676	CRA International, Inc.	1,436,947
24,319	Exponent, Inc.	2,166,823
71,491	Genpact Ltd.	3,070,538
21,413	Jacobs Solutions, Inc.	2,861,205
10,412	Kforce, Inc.	590,360
37,257	Korn Ferry	2,512,985
20,890	Paychex, Inc.	2,929,196
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
41,584	Robert Half, Inc.	$2,930,009
		21,463,418
	Software – 0.7%
36,630	Dolby Laboratories, Inc., Class A	2,860,803
6,515	Microsoft Corp.	2,746,073
		5,606,876
	Specialty Retail – 1.3%
5,688	Murphy USA, Inc.	2,853,954
17,259	Penske Automotive Group, Inc.	2,630,962
23,848	TJX (The) Cos., Inc.	2,881,077
48,175	Tractor Supply Co.	2,556,165
		10,922,158
	Textiles, Apparel & Luxury Goods – 0.9%
43,140	Carter’s, Inc.	2,337,757
33,697	Columbia Sportswear Co.	2,828,189
57,221	Steven Madden Ltd.	2,433,037
		7,598,983
	Trading Companies & Distributors – 1.3%
39,250	Fastenal Co.	2,822,468
32,574	MSC Industrial Direct Co., Inc., Class A	2,432,952
53,061	Rush Enterprises, Inc., Class A	2,907,212
5,698	Watsco, Inc.	2,700,225
		10,862,857
	Total Common Stocks	394,103,624
	(Cost $341,959,268)
MONEY MARKET FUNDS – 0.4%
3,285,083	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.37% (c)	3,285,083
	(Cost $3,285,083)

Total Investments – 99.4%	849,185,172
(Cost $817,719,232)

Net Other Assets and Liabilities – 0.6%	5,349,313
Net Assets – 100.0%	$854,534,485

(a)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at December 31, 2024.
At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At December 31, 2024, securities noted as such amounted to $42,359,188 or 5.0% of net assets.

(c)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2024

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$413,112,483	$—	$413,112,483	$—
Foreign Corporate Bonds and Notes*	33,408,311	—	33,408,311	—
U.S. Government Bonds and Notes	5,275,671	—	5,275,671	—
Common Stocks*	394,103,624	394,103,624	—	—
Money Market Funds	3,285,083	3,285,083	—	—
Total Investments	$849,185,172	$397,388,707	$451,796,465	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments
December 31, 2024

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 50.4%
	Capital Markets – 50.4%
71,334	First Trust Institutional Preferred Securities and Income ETF (a)	$1,333,946
36,234	First Trust Intermediate Government Opportunities ETF (a)	718,665
20,131	First Trust Limited Duration Investment Grade Corporate ETF (a)	379,872
24,253	First Trust Preferred Securities and Income ETF (a)	429,278
56,714	First Trust Senior Loan ETF (a)	2,622,455
42,879	First Trust Tactical High Yield ETF (a)	1,772,189
900	iShares 3-7 Year Treasury Bond ETF	103,995
1,030	iShares 7-10 Year Treasury Bond ETF	95,224
12,612	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,347,466
12,252	iShares MBS ETF	1,123,263
	Total Exchange-Traded Funds	9,926,353
	(Cost $9,886,637)
COMMON STOCKS (b) – 34.6%
	Aerospace & Defense – 0.3%
110	BWX Technologies, Inc.	12,253
116	Northrop Grumman Corp.	54,438
		66,691
	Banks – 0.7%
590	JPMorgan Chase & Co.	141,429
	Beverages – 0.2%
255	PepsiCo, Inc.	38,775
	Capital Markets – 0.3%
432	Intercontinental Exchange, Inc.	64,372
	Construction & Engineering – 0.1%
84	Quanta Services, Inc.	26,548
	Consumer Finance – 0.4%
294	American Express Co.	87,256
	Consumer Staples Distribution & Retail – 0.5%
1,075	Walmart, Inc.	97,126
	Containers & Packaging – 0.2%
159	Packaging Corp. of America	35,796
	Diversified REITs – 0.5%
2,988	Essential Properties Realty Trust, Inc.	93,465
	Electric Utilities – 2.2%
641	Alliant Energy Corp.	37,909
572	American Electric Power Co., Inc.	52,756
257	Duke Energy Corp.	27,689
574	Entergy Corp.	43,521
530	Evergy, Inc.	32,622
597	Fortis, Inc. (CAD)	24,807
126	IDACORP, Inc.	13,769
1,316	NextEra Energy, Inc.	94,344
1,727	PPL Corp.	56,058
139	Southern (The) Co.	11,442
614	Xcel Energy, Inc.	41,457
		436,374
	Electrical Equipment – 0.3%
152	Eaton Corp PLC	50,444
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Energy Equipment & Services – 0.2%
1,600	Archrock, Inc.	$39,824
	Financial Services – 0.5%
280	Visa, Inc., Class A	88,491
	Food Products – 0.5%
2,086	Conagra Brands, Inc.	57,887
573	Mondelez International, Inc., Class A	34,225
		92,112
	Gas Utilities – 0.8%
1,037	AltaGas Ltd. (CAD)	24,153
322	Atmos Energy Corp.	44,845
1,123	National Fuel Gas Co.	68,144
354	ONE Gas, Inc.	24,514
		161,656
	Ground Transportation – 0.2%
171	Union Pacific Corp.	38,995
	Health Care Equipment & Supplies – 0.2%
347	Abbott Laboratories	39,249
	Health Care Providers & Services – 0.3%
293	Cencora, Inc.	65,831
	Health Care REITs – 1.9%
3,413	CareTrust REIT, Inc.	92,322
4,610	Healthpeak Properties, Inc.	93,445
5,583	Sabra Health Care REIT, Inc.	96,697
1,628	Ventas, Inc.	95,873
		378,337
	Hotel & Resort REITs – 1.0%
5,827	Host Hotels & Resorts, Inc.	102,089
958	Ryman Hospitality Properties, Inc.	99,958
		202,047
	Hotels, Restaurants & Leisure – 0.6%
253	McDonald’s Corp.	73,342
399	Starbucks Corp.	36,409
		109,751
	Independent Power & Renewable Electricity Producers – 0.4%
2,851	AES (The) Corp.	36,692
1,560	Clearway Energy, Inc., Class A	38,142
		74,834
	Industrial Conglomerates – 0.2%
193	Honeywell International, Inc.	43,597
	Industrial REITs – 1.4%
574	EastGroup Properties, Inc.	92,121
878	Prologis, Inc.	92,805
2,762	STAG Industrial, Inc.	93,411
		278,337
	Insurance – 0.6%
584	Brown & Brown, Inc.	59,580
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Insurance (Continued)
213	Chubb Ltd.	$58,852
		118,432
	IT Services – 0.4%
231	Accenture PLC, Class A	81,263
	Machinery – 0.7%
187	Caterpillar, Inc.	67,836
100	Parker-Hannifin Corp.	63,603
		131,439
	Media – 0.2%
1,026	Comcast Corp., Class A	38,506
	Metals & Mining – 0.3%
534	Franco-Nevada Corp.	62,794
	Multi-Utilities – 2.1%
146	Ameren Corp.	13,014
1,136	Atco Ltd., Class I (CAD)	37,602
868	CenterPoint Energy, Inc.	27,542
367	CMS Energy Corp.	24,461
218	Dominion Energy, Inc.	11,741
203	DTE Energy Co.	24,512
1,656	Public Service Enterprise Group, Inc.	139,915
1,151	Sempra	100,966
438	WEC Energy Group, Inc.	41,190
		420,943
	Office REITs – 0.5%
1,340	SL Green Realty Corp.	91,013
	Oil, Gas & Consumable Fuels – 4.3%
179	Cheniere Energy, Inc.	38,462
809	ConocoPhillips	80,228
1,049	DT Midstream, Inc.	104,302
1,007	Enbridge, Inc.	42,727
835	Exxon Mobil Corp.	89,821
1,259	Keyera Corp. (CAD)	38,503
3,679	Kinder Morgan, Inc.	100,805
1,607	ONEOK, Inc.	161,343
253	South Bow Corp.	5,963
632	Targa Resources Corp.	112,812
880	TC Energy Corp.	40,946
499	Williams (The) Cos., Inc.	27,006
		842,918
	Pharmaceuticals – 0.7%
694	AstraZeneca PLC, ADR	45,471
495	Merck & Co., Inc.	49,242
548	Novo Nordisk A/S, ADR	47,139
		141,852
	Residential REITs – 1.5%
441	AvalonBay Communities, Inc.	97,007
1,335	Equity Residential	95,800
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Residential REITs (Continued)
2,917	Invitation Homes, Inc.	$93,256
		286,063
	Retail REITs – 2.0%
3,626	Brixmor Property Group, Inc.	100,948
4,226	Kimco Realty Corp.	99,015
3,878	Kite Realty Group Trust	97,881
583	Simon Property Group, Inc.	100,398
		398,242
	Semiconductors & Semiconductor Equipment – 1.5%
455	Broadcom, Inc.	105,487
676	QUALCOMM, Inc.	103,847
441	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	87,093
		296,427
	Software – 1.7%
241	Microsoft Corp.	101,582
805	Oracle Corp.	134,145
406	SAP SE, ADR	99,961
		335,688
	Specialized REITs – 3.4%
488	American Tower Corp.	89,504
611	Digital Realty Trust, Inc.	108,349
114	Equinix, Inc.	107,489
1,989	Gaming and Leisure Properties, Inc.	95,790
862	Iron Mountain, Inc.	90,605
308	Public Storage	92,227
3,084	VICI Properties, Inc.	90,084
		674,048
	Specialty Retail – 0.5%
739	TJX (The) Cos., Inc.	89,279
	Technology Hardware, Storage & Peripherals – 0.2%
173	Apple, Inc.	43,323
	Water Utilities – 0.1%
656	Essential Utilities, Inc.	23,826
	Total Common Stocks	6,827,393
	(Cost $5,842,396)
MASTER LIMITED PARTNERSHIPS – 4.7%
	Chemicals – 0.2%
1,450	Westlake Chemical Partners, L.P.	33,553
	Independent Power & Renewable Electricity Producers – 0.1%
1,799	NextEra Energy Partners, L.P. (c)	32,022
	Oil, Gas & Consumable Fuels – 4.4%
934	Cheniere Energy Partners, L.P.	49,614
11,146	Energy Transfer, L.P.	218,350
9,009	Enterprise Products Partners, L.P.	282,522
918	Hess Midstream, L.P., Class A (c)	33,994
2,955	MPLX, L.P.	141,426
5,723	Plains GP Holdings, L.P., Class A	105,189
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
757	Sunoco, L.P.	$38,940
		870,035
	Total Master Limited Partnerships	935,610
	(Cost $718,558)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES – 8.8%
$67,406	U.S. Treasury Inflation Indexed Bond (d)	0.13%	04/15/26	65,800
52,676	U.S. Treasury Inflation Indexed Bond (d)	0.13%	07/15/26	51,454
46,208	U.S. Treasury Inflation Indexed Bond (d)	0.13%	10/15/26	44,931
52,271	U.S. Treasury Inflation Indexed Bond (d)	0.38%	01/15/27	50,692
26,610	U.S. Treasury Inflation Indexed Bond (d)	2.38%	01/15/27	26,869
51,428	U.S. Treasury Inflation Indexed Bond (d)	0.13%	04/15/27	49,303
51,617	U.S. Treasury Inflation Indexed Bond (d)	0.38%	07/15/27	49,823
45,821	U.S. Treasury Inflation Indexed Bond (d)	1.63%	10/15/27	45,556
53,748	U.S. Treasury Inflation Indexed Bond (d)	0.50%	01/15/28	51,393
25,615	U.S. Treasury Inflation Indexed Bond (d)	1.75%	01/15/28	25,434
45,253	U.S. Treasury Inflation Indexed Bond (d)	1.25%	04/15/28	44,100
35,130	U.S. Treasury Inflation Indexed Bond (d)	3.63%	04/15/28	36,880
51,559	U.S. Treasury Inflation Indexed Bond (d)	0.75%	07/15/28	49,534
46,377	U.S. Treasury Inflation Indexed Bond (d)	2.38%	10/15/28	47,106
47,505	U.S. Treasury Inflation Indexed Bond (d)	0.88%	01/15/29	45,368
23,524	U.S. Treasury Inflation Indexed Bond (d)	2.50%	01/15/29	23,944
47,966	U.S. Treasury Inflation Indexed Bond (d)	2.13%	04/15/29	48,037
40,324	U.S. Treasury Inflation Indexed Bond (d)	3.88%	04/15/29	43,262
51,831	U.S. Treasury Inflation Indexed Bond (d)	0.25%	07/15/29	48,019
37,118	U.S. Treasury Inflation Indexed Bond (d)	1.63%	10/15/29	36,506
53,984	U.S. Treasury Inflation Indexed Bond (d)	0.13%	01/15/30	49,047
57,866	U.S. Treasury Inflation Indexed Bond (d)	0.13%	07/15/30	52,174
56,993	U.S. Treasury Inflation Indexed Bond (d)	0.13%	01/15/31	50,602
58,888	U.S. Treasury Inflation Indexed Bond (d)	0.13%	07/15/31	51,858
62,631	U.S. Treasury Inflation Indexed Bond (d)	0.13%	01/15/32	54,314
8,892	U.S. Treasury Inflation Indexed Bond (d)	3.38%	04/15/32	9,628
56,495	U.S. Treasury Inflation Indexed Bond (d)	0.63%	07/15/32	50,514
57,225	U.S. Treasury Inflation Indexed Bond (d)	1.13%	01/15/33	52,658
54,047	U.S. Treasury Inflation Indexed Bond (d)	1.38%	07/15/33	50,581
56,480	U.S. Treasury Inflation Indexed Bond (d)	1.75%	01/15/34	54,164
58,347	U.S. Treasury Inflation Indexed Bond (d)	1.88%	07/15/34	56,553
21,907	U.S. Treasury Inflation Indexed Bond (d)	2.13%	02/15/40	21,154
37,189	U.S. Treasury Inflation Indexed Bond (d)	2.13%	02/15/41	36,005
34,645	U.S. Treasury Inflation Indexed Bond (d)	0.75%	02/15/42	26,568
32,402	U.S. Treasury Inflation Indexed Bond (d)	0.63%	02/15/43	23,758
33,590	U.S. Treasury Inflation Indexed Bond (d)	1.38%	02/15/44	27,974
33,915	U.S. Treasury Inflation Indexed Bond (d)	0.75%	02/15/45	24,598
29,309	U.S. Treasury Inflation Indexed Bond (d)	1.00%	02/15/46	22,096
26,154	U.S. Treasury Inflation Indexed Bond (d)	0.88%	02/15/47	18,938
25,602	U.S. Treasury Inflation Indexed Bond (d)	1.00%	02/15/48	18,866
20,071	U.S. Treasury Inflation Indexed Bond (d)	1.00%	02/15/49	14,641
20,873	U.S. Treasury Inflation Indexed Bond (d)	0.25%	02/15/50	12,186
23,037	U.S. Treasury Inflation Indexed Bond (d)	0.13%	02/15/51	12,693
23,813	U.S. Treasury Inflation Indexed Bond (d)	0.13%	02/15/52	12,936
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2024
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$22,301	U.S. Treasury Inflation Indexed Bond (d)	1.50%	02/15/53	$17,878
19,542	U.S. Treasury Inflation Indexed Bond (d)	2.13%	02/15/54	18,105
	Total U.S. Government Bonds and Notes			1,724,500
	(Cost $1,773,376)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 0.0%
	Collateralized Mortgage Obligations – 0.0%
	Fannie Mae REMICS
233	Series 1999-56, Class Z	7.00%	12/01/29	238
409	Series 2002-67, Class PE	5.50%	11/01/32	414
	Freddie Mac REMICS
3	Series 1996-1847, Class LL	7.50%	04/01/26	3
623	Series 1999-2130, Class KB	6.38%	03/01/29	631
	Total U.S. Government Agency Mortgage-Backed Securities			1,286
	(Cost $1,296)
MORTGAGE-BACKED SECURITIES – 0.0%
	Collateralized Mortgage Obligations – 0.0%
	Credit Suisse First Boston Mortgage Securities Corp.
299	Series 2004-6, Class 2A1	4.75%	09/01/25	0
	MASTR Alternative Loan Trust
25	Series 2005-1, Class 5A1	5.50%	01/01/26	22
	Total Mortgage-Backed Securities			22
	(Cost $324)

Shares	Description	Value
MONEY MARKET FUNDS – 1.8%
355,043	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.37% (e)	355,043
	(Cost $355,043)

Total Investments – 100.3%	19,770,207
(Cost $18,577,630)

Net Other Assets and Liabilities – (0.3)%	(61,522)
Net Assets – 100.0%	$19,708,685

(a)	Investment in an affiliated fund.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(e)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
REITs	– Real Estate Investment Trusts
REMICS	– Real Estate Mortgage Investment Conduit
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2024

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$9,926,353	$9,926,353	$—	$—
Common Stocks*	6,827,393	6,827,393	—	—
Master Limited Partnerships*	935,610	935,610	—	—
U.S. Government Bonds and Notes	1,724,500	—	1,724,500	—
U.S. Government Agency Mortgage-Backed Securities	1,286	—	1,286	—
Mortgage-Backed Securities	22	—	22	—
Money Market Funds	355,043	355,043	—	—
Total Investments	$19,770,207	$18,044,399	$1,725,808	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments
December 31, 2024

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 98.4%
	Capital Markets – 98.4%
12,531	First Trust China AlphaDEX® Fund (a)	$251,219
74,663	First Trust Consumer Discretionary AlphaDEX® Fund (a)	4,825,469
11,523	First Trust Developed Markets ex-US AlphaDEX® Fund (a)	623,164
21,022	First Trust Dow Jones Internet Index Fund (a) (b)	5,111,920
28,349	First Trust Emerging Markets AlphaDEX® Fund (a)	624,489
80,815	First Trust Financials AlphaDEX® Fund (a)	4,374,516
4,336	First Trust India NIFTY 50 Equal Weight ETF (a)	242,772
61,324	First Trust Industrials/Producer Durables AlphaDEX® Fund (a)	4,587,648
4,979	First Trust Japan AlphaDEX® Fund (a)	257,315
49,928	First Trust Large Cap Core AlphaDEX® Fund (a)	5,207,256
38,756	First Trust Large Cap Growth AlphaDEX® Fund (a)	5,358,017
44,663	First Trust Mid Cap Core AlphaDEX® Fund (a)	5,168,402
24,857	First Trust NASDAQ-100-Technology Sector Index Fund (a)	4,680,076
3,908	First Trust Switzerland AlphaDEX® Fund (a)	245,188
6,476	First Trust United Kingdom AlphaDEX® Fund (a)	246,606
32,013	iShares Core U.S. Aggregate Bond ETF	3,102,060
44,111	SPDR Blackstone Senior Loan ETF	1,840,752
22,409	SPDR Bloomberg Convertible Securities ETF	1,745,437
19,089	SPDR Bloomberg High Yield Bond ETF	1,822,427
52,107	SPDR ICE Preferred Securities ETF	1,719,010
	Total Exchange-Traded Funds	52,033,743
	(Cost $45,220,628)
MONEY MARKET FUNDS – 1.7%
906,602	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.37% (c)	906,602
	(Cost $906,602)

Total Investments – 100.1%	52,940,345
(Cost $46,127,230)

Net Other Assets and Liabilities – (0.1)%	(72,156)
Net Assets – 100.0%	$52,868,189

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of December 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$52,033,743	$52,033,743	$—	$—
Money Market Funds	906,602	906,602	—	—
Total Investments	$52,940,345	$52,940,345	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Capital Strength® Portfolio
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS – 97.6%
	Aerospace & Defense – 5.2%
10,488	General Dynamics Corp.	$2,763,483
5,288	Lockheed Martin Corp.	2,569,651
6,095	Northrop Grumman Corp.	2,860,322
		8,193,456
	Air Freight & Logistics – 1.9%
26,849	Expeditors International of Washington, Inc.	2,974,064
	Beverages – 3.6%
45,929	Coca-Cola (The) Co.	2,859,539
18,481	PepsiCo, Inc.	2,810,221
		5,669,760
	Biotechnology – 3.4%
17,131	AbbVie, Inc.	3,044,178
3,266	Regeneron Pharmaceuticals, Inc. (a)	2,326,470
		5,370,648
	Capital Markets – 6.2%
6,184	Ameriprise Financial, Inc.	3,292,547
3,213	BlackRock, Inc.	3,293,678
6,623	Moody’s Corp.	3,135,130
		9,721,355
	Chemicals – 3.7%
6,651	Linde PLC	2,784,574
24,710	PPG Industries, Inc.	2,951,610
		5,736,184
	Commercial Services & Supplies – 1.8%
28,479	Veralto Corp.	2,900,586
	Communications Equipment – 4.1%
56,999	Cisco Systems, Inc.	3,374,341
6,808	Motorola Solutions, Inc.	3,146,862
		6,521,203
	Consumer Staples Distribution & Retail – 4.4%
3,637	Costco Wholesale Corp.	3,332,474
39,789	Walmart, Inc.	3,594,936
		6,927,410
	Containers & Packaging – 2.1%
14,698	Packaging Corp. of America	3,308,961
	Entertainment – 2.1%
22,413	Electronic Arts, Inc.	3,279,022
	Financial Services – 4.3%
6,266	Mastercard, Inc., Class A	3,299,488
Shares	Description	Value

	Financial Services (Continued)
11,132	Visa, Inc., Class A	$3,518,157
		6,817,645
	Ground Transportation – 3.9%
94,820	CSX Corp.	3,059,842
13,254	Union Pacific Corp.	3,022,442
		6,082,284
	Health Care Equipment & Supplies – 2.0%
8,754	Stryker Corp.	3,151,878
	Health Care Providers & Services – 3.7%
13,626	Cencora, Inc.	3,061,490
7,510	Elevance Health, Inc.	2,770,439
		5,831,929
	Household Products – 5.7%
32,205	Colgate-Palmolive Co.	2,927,756
22,249	Kimberly-Clark Corp.	2,915,509
18,889	Procter & Gamble (The) Co.	3,166,741
		9,010,006
	Industrial Conglomerates – 2.1%
14,572	Honeywell International, Inc.	3,291,669
	Insurance – 13.4%
28,256	Aflac, Inc.	2,922,801
9,039	Aon PLC, Class A	3,246,447
31,349	Arch Capital Group Ltd.	2,895,080
30,410	Brown & Brown, Inc.	3,102,428
10,725	Chubb Ltd.	2,963,318
14,401	Marsh & McLennan Cos., Inc.	3,058,916
11,448	RenaissanceRe Holdings Ltd.	2,848,377
		21,037,367
	IT Services – 4.0%
41,478	Cognizant Technology Solutions Corp., Class A	3,189,658
13,933	International Business Machines Corp.	3,062,892
		6,252,550
	Machinery – 2.1%
9,921	Snap-on, Inc.	3,367,981
	Oil, Gas & Consumable Fuels – 3.8%
30,617	ConocoPhillips	3,036,288
26,958	Exxon Mobil Corp.	2,899,872
		5,936,160
	Pharmaceuticals – 1.8%
19,593	Johnson & Johnson	2,833,540
See Notes to Financial Statements

First Trust Capital Strength® Portfolio
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services – 4.1%
11,069	Automatic Data Processing, Inc.	$3,240,228
22,859	Paychex, Inc.	3,205,289
		6,445,517
	Software – 2.1%
7,737	Microsoft Corp.	3,261,145
	Specialty Retail – 6.1%
7,796	Home Depot (The), Inc.	3,032,566
21,583	Ross Stores, Inc.	3,264,860
27,485	TJX (The) Cos., Inc.	3,320,463
		9,617,889
	Total Common Stocks	153,540,209
	(Cost $144,073,578)
MONEY MARKET FUNDS – 2.5%
3,940,421	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.37% (b)	3,940,421
	(Cost $3,940,421)
	Total Investments – 100.1%	157,480,630
	(Cost $148,013,999)
	Net Other Assets and Liabilities – (0.1)%	(144,105)
	Net Assets – 100.0%	$157,336,525

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$153,540,209	$153,540,209	$—	$—
Money Market Funds	3,940,421	3,940,421	—	—
Total Investments	$157,480,630	$157,480,630	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS (a) – 95.7%
	Aerospace & Defense – 1.7%
28,867	BAE Systems PLC (GBP)	$415,052
	Beverages – 3.6%
4,242	Carlsberg A/S, Class B (DKK)	406,636
14,420	Diageo PLC (GBP)	458,080
		864,716
	Biotechnology – 1.8%
2,470	CSL Ltd. (AUD)	430,481
	Broadline Retail – 2.0%
10,571	Wesfarmers Ltd. (AUD)	468,015
	Capital Markets – 2.0%
2,102	Deutsche Boerse AG (EUR)	484,049
	Chemicals – 3.5%
99	Givaudan S.A. (CHF)	433,017
1,687	Sika AG (CHF)	400,906
		833,923
	Consumer Staples Distribution & Retail – 4.3%
9,344	Alimentation Couche-Tard, Inc. (CAD)	518,212
3,887	Loblaw Cos. Ltd. (CAD)	511,533
		1,029,745
	Electrical Equipment – 1.7%
4,308	Legrand S.A. (EUR)	419,648
	Financial Services – 1.9%
16,933	Investor AB, Class B (SEK)	447,972
	Food Products – 1.7%
5,002	Nestle S.A. (CHF)	412,210
	Health Care Equipment & Supplies – 1.8%
1,330	Sonova Holding AG (CHF)	433,103
	Hotels, Restaurants & Leisure – 6.3%
6,784	Amadeus IT Group S.A. (EUR)	479,255
12,734	Aristocrat Leisure Ltd. (AUD)	538,794
15,190	Compass Group PLC (GBP)	506,216
		1,524,265
	Insurance – 15.8%
1,506	Allianz SE (EUR)	462,052
14,464	Great-West Lifeco, Inc. (CAD)	479,668
1,778	Hannover Rueck SE (EUR)	444,085
907	Muenchener Rueckversicherungs- Gesellschaft AG (EUR)	457,643
42,936	QBE Insurance Group Ltd. (AUD)	510,245
10,922	Sampo Oyj, Class A (EUR)	445,284
Shares	Description	Value

	Insurance (Continued)
3,682	Swiss Re AG (CHF)	$531,036
815	Zurich Insurance Group AG (CHF)	483,108
		3,813,121
	IT Services – 5.5%
2,483	Capgemini SE (EUR)	406,764
4,290	CGI, Inc. (CAD)	469,395
15,300	Obic Co., Ltd. (JPY)	456,231
		1,332,390
	Machinery – 5.6%
8,651	Kone Oyj, Class B (EUR)	421,200
1,654	Schindler Holding AG (CHF)	455,487
19,133	Volvo AB, Class B (SEK)	464,972
		1,341,659
	Media – 2.0%
4,514	Publicis Groupe S.A. (EUR)	481,610
	Metals & Mining – 3.7%
17,650	BHP Group Ltd. (AUD)	432,063
7,654	Rio Tinto PLC (GBP)	452,560
		884,623
	Oil, Gas & Consumable Fuels – 1.8%
7,680	TotalEnergies SE (EUR)	424,576
	Personal Care Products – 3.7%
1,229	L’Oreal S.A. (EUR)	435,195
7,914	Unilever PLC (GBP)	450,595
		885,790
	Pharmaceuticals – 7.1%
3,201	AstraZeneca PLC (GBP)	419,487
25,904	GSK PLC (GBP)	436,659
4,259	Novartis AG (CHF)	413,901
1,574	Roche Holding AG (CHF)	441,634
		1,711,681
	Professional Services – 8.3%
15,101	Bureau Veritas S.A. (EUR)	458,947
28,206	Computershare Ltd. (AUD)	592,703
2,960	Thomson Reuters Corp. (CAD)	475,305
2,882	Wolters Kluwer N.V. (EUR)	478,845
		2,005,800
	Software – 4.4%
155	Constellation Software, Inc. (CAD)	479,294
36,746	Sage Group (The) PLC (GBP)	585,609
		1,064,903
	Specialty Retail – 1.8%
8,612	Industria de Diseno Textil S.A. (EUR)	442,826
See Notes to Financial Statements

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Trading Companies & Distributors – 1.8%
10,692	Bunzl PLC (GBP)	$441,180
	Transportation Infrastructure – 1.9%
2,246	Aena SME S.A. (EUR) (b) (c)	459,255
	Total Common Stocks	23,052,593
	(Cost $23,048,425)
WARRANTS (a) – 0.0%
	Software – 0.0%
92	Constellation Software, Inc. (CAD) (d) (e) (f) (g)	0
	(Cost $0)
MONEY MARKET FUNDS – 4.0%
965,525	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.37% (h)	965,525
	(Cost $965,525)
	Total Investments – 99.7%	24,018,118
	(Cost $24,013,950)
	Net Other Assets and Liabilities – 0.3%	78,116
	Net Assets – 100.0%	$24,096,234

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”), and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with the
provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(g)	Non-income producing security.
(h)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
SEK	– Swedish Krona

Country Allocation†	% of Net Assets
United Kingdom	17.3%
Switzerland	16.6
Australia	12.3
Canada	12.2
France	10.9
Germany	7.7
Spain	5.7
United States	4.0
Sweden	3.8
Finland	3.6
Netherlands	2.0
Japan	1.9
Denmark	1.7
Total Investments	99.7
Net Other Assets and Liabilities	0.3
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.

Currency Exposure Diversification	% of Total Investments
EUR	30.0%
GBP	17.3
CHF	16.7
AUD	12.4
CAD	12.2
USD	4.0
SEK	3.8
JPY	1.9
DKK	1.7
Total	100.0%

See Notes to Financial Statements

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments (Continued)
December 31, 2024

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Beverages	$864,716	$458,080	$406,636	$—
Capital Markets	484,049	—	484,049	—
Chemicals	833,923	—	833,923	—
Financial Services	447,972	—	447,972	—
Food Products	412,210	—	412,210	—
Health Care Equipment & Supplies	433,103	—	433,103	—
Insurance	3,813,121	989,913	2,823,208	—
IT Services	1,332,390	876,159	456,231	—
Machinery	1,341,659	—	1,341,659	—
Pharmaceuticals	1,711,681	856,146	855,535	—
Other Industry Categories*	11,377,769	11,377,769	—	—
Warrants*	— **	—	—	— **
Money Market Funds	965,525	965,525	—	—
Total Investments	$24,018,118	$15,523,592	$8,494,526	$— **

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Growth StrengthTM Portfolio
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS – 97.1%
	Beverages – 1.9%
7,107	Monster Beverage Corp. (a)	$373,544
	Biotechnology – 1.9%
1,043	United Therapeutics Corp. (a)	368,012
	Broadline Retail – 2.3%
2,033	Amazon.com, Inc. (a)	446,020
	Building Products – 3.4%
815	Carlisle Cos., Inc.	300,604
954	Trane Technologies PLC	352,360
		652,964
	Capital Markets – 4.0%
734	Ameriprise Financial, Inc.	390,804
2,229	Blackstone, Inc.	384,324
		775,128
	Commercial Services & Supplies – 2.1%
7,129	Copart, Inc. (a)	409,133
	Communications Equipment – 4.1%
3,822	Arista Networks, Inc. (a)	422,445
808	Motorola Solutions, Inc.	373,482
		795,927
	Consumer Finance – 2.1%
1,388	American Express Co.	411,945
	Electronic Equipment, Instruments & Components – 2.0%
5,694	Amphenol Corp., Class A	395,448
	Energy Equipment & Services – 1.8%
9,163	Schlumberger N.V.	351,309
	Entertainment – 4.5%
3,342	Live Nation Entertainment, Inc. (a)	432,789
503	Netflix, Inc. (a)	448,334
		881,123
	Financial Services – 8.2%
1,087	Corpay, Inc. (a)	367,863
744	Mastercard, Inc., Class A	391,768
4,746	PayPal Holdings, Inc. (a)	405,071
1,322	Visa, Inc., Class A	417,805
		1,582,507
	Health Care Equipment & Supplies – 2.1%
5,307	Dexcom, Inc. (a)	412,725
Shares	Description	Value

	Health Care Providers & Services – 1.9%
1,618	Cencora, Inc.	$363,532
	Hotels, Restaurants & Leisure – 4.3%
6,468	Chipotle Mexican Grill, Inc. (a)	390,021
2,407	Expedia Group, Inc. (a)	448,496
		838,517
	Household Durables – 2.9%
1,974	DR Horton, Inc.	276,005
2,033	Lennar Corp., Class A	277,240
		553,245
	Insurance – 11.0%
3,722	Arch Capital Group Ltd.	343,727
3,611	Brown & Brown, Inc.	368,394
1,273	Chubb Ltd.	351,730
1,000	Everest Group Ltd.	362,460
1,359	RenaissanceRe Holdings Ltd.	338,133
6,322	W.R. Berkley Corp.	369,963
		2,134,407
	Interactive Media & Services – 2.0%
666	Meta Platforms, Inc., Class A	389,950
	Machinery – 3.8%
975	Caterpillar, Inc.	353,691
3,589	PACCAR, Inc.	373,328
		727,019
	Oil, Gas & Consumable Fuels – 7.1%
3,635	ConocoPhillips	360,483
9,447	Devon Energy Corp.	309,200
3,034	EOG Resources, Inc.	371,908
2,803	Valero Energy Corp.	343,620
		1,385,211
	Pharmaceuticals – 1.8%
3,534	Merck & Co., Inc.	351,562
	Professional Services – 4.0%
1,314	Automatic Data Processing, Inc.	384,647
2,714	Paychex, Inc.	380,557
		765,204
	Semiconductors & Semiconductor Equipment – 5.1%
566	KLA Corp.	356,648
419	Monolithic Power Systems, Inc.	247,922
2,784	NVIDIA Corp.	373,864
		978,434
See Notes to Financial Statements

First Trust Growth StrengthTM Portfolio
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Software – 10.3%
1,486	Cadence Design Systems, Inc. (a)	$446,484
626	Intuit, Inc.	393,441
919	Microsoft Corp.	387,358
2,050	Palo Alto Networks, Inc. (a)	373,018
1,571	Workday, Inc., Class A (a)	405,365
		2,005,666
	Textiles, Apparel & Luxury Goods – 2.5%
2,373	Deckers Outdoor Corp. (a)	481,933
	Total Common Stocks	18,830,465
	(Cost $18,230,982)
MONEY MARKET FUNDS – 2.6%
500,481	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.37% (b)	500,481
	(Cost $500,481)
	Total Investments – 99.7%	19,330,946
	(Cost $18,731,463)
	Net Other Assets and Liabilities – 0.3%	65,580
	Net Assets – 100.0%	$19,396,526

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$18,830,465	$18,830,465	$—	$—
Money Market Funds	500,481	500,481	—	—
Total Investments	$19,330,946	$19,330,946	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS – 99.7%
	Aerospace & Defense – 5.3%
616	General Dynamics Corp. (a)	$162,310
310	Lockheed Martin Corp. (a)	150,641
358	Northrop Grumman Corp.	168,006
		480,957
	Air Freight & Logistics – 1.9%
1,576	Expeditors International of Washington, Inc.	174,574
	Beverages – 3.7%
2,696	Coca-Cola (The) Co. (a)	167,853
1,085	PepsiCo, Inc. (a)	164,985
		332,838
	Biotechnology – 3.5%
1,006	AbbVie, Inc. (a)	178,766
192	Regeneron Pharmaceuticals, Inc. (a) (b)	136,768
		315,534
	Capital Markets – 6.3%
363	Ameriprise Financial, Inc. (a)	193,272
189	BlackRock, Inc.	193,746
389	Moody’s Corp. (a)	184,141
		571,159
	Chemicals – 3.7%
390	Linde PLC (a)	163,281
1,451	PPG Industries, Inc. (a)	173,322
		336,603
	Commercial Services & Supplies – 1.9%
1,672	Veralto Corp.	170,293
	Communications Equipment – 4.2%
3,346	Cisco Systems, Inc. (a)	198,083
400	Motorola Solutions, Inc. (a)	184,892
		382,975
	Consumer Staples Distribution & Retail – 4.5%
214	Costco Wholesale Corp. (a)	196,082
2,336	Walmart, Inc. (a)	211,057
		407,139
	Containers & Packaging – 2.2%
863	Packaging Corp. of America (a)	194,287
	Entertainment – 2.1%
1,316	Electronic Arts, Inc.	192,531
	Financial Services – 4.4%
368	Mastercard, Inc., Class A (a)	193,778
654	Visa, Inc., Class A (a)	206,690
		400,468
	Ground Transportation – 4.0%
5,566	CSX Corp. (a)	179,615
778	Union Pacific Corp.	177,415
		357,030
See Notes to Financial Statements

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies – 2.0%
514	Stryker Corp. (a)	$185,066
	Health Care Providers & Services – 3.8%
800	Cencora, Inc. (a)	179,744
441	Elevance Health, Inc. (a)	162,685
		342,429
	Household Products – 5.9%
1,891	Colgate-Palmolive Co. (a)	171,911
1,306	Kimberly-Clark Corp.	171,138
1,109	Procter & Gamble (The) Co. (a)	185,924
		528,973
	Industrial Conglomerates – 2.1%
855	Honeywell International, Inc. (a)	193,136
	Insurance – 13.7%
1,659	Aflac, Inc.	171,607
531	Aon PLC, Class A	190,714
1,840	Arch Capital Group Ltd.	169,924
1,785	Brown & Brown, Inc.	182,106
630	Chubb Ltd. (a)	174,069
845	Marsh & McLennan Cos., Inc. (a)	179,486
672	RenaissanceRe Holdings Ltd.	167,200
		1,235,106
	IT Services – 4.1%
2,435	Cognizant Technology Solutions Corp., Class A (a)	187,251
818	International Business Machines Corp.	179,821
		367,072
	Machinery – 2.2%
582	Snap-on, Inc.	197,577
	Oil, Gas & Consumable Fuels – 3.9%
1,797	ConocoPhillips	178,209
1,583	Exxon Mobil Corp. (a)	170,283
		348,492
	Pharmaceuticals – 1.8%
1,150	Johnson & Johnson (a)	166,313
	Professional Services – 4.2%
650	Automatic Data Processing, Inc. (a)	190,275
1,342	Paychex, Inc. (a)	188,175
		378,450
	Software – 2.1%
454	Microsoft Corp. (a)	191,361
	Specialty Retail – 6.2%
458	Home Depot (The), Inc. (a)	178,157
1,267	Ross Stores, Inc.	191,659
1,613	TJX (The) Cos., Inc. (a)	194,867
		564,683
	Total Common Stocks	9,015,046
	(Cost $8,962,880)
See Notes to Financial Statements

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
MONEY MARKET FUNDS – 2.7%
246,128	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.37% (c)	$246,128
	(Cost $246,128)
	Total Investments – 102.4%	9,261,174
	(Cost $9,209,008)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS – 0.2%
	Put Options Purchased – 0.2%
14	S&P 500® Index	$8,234,282	$5,570.00	01/17/25	13,440
12	S&P 500® Mini Index	705,792	555.00	01/17/25	912
	Total Purchased Options				14,352
	(Cost $99,888)
WRITTEN OPTIONS – (0.1)%
	Call Options Written – (0.1)%
(14)	S&P 500® Index	(8,234,282)	6,160.00	01/17/25	(2,660)
(12)	S&P 500® Mini Index	(705,792)	610.00	01/17/25	(696)
	Total Call Options Written				(3,356)
	(Premiums received $84,013)
	Put Options Written – (0.0)%
(14)	S&P 500® Index	(8,234,282)	4,690.00	01/17/25	(1,960)
(12)	S&P 500® Mini Index	(705,792)	470.00	01/17/25	(144)
	Total Put Options Written				(2,104)
	(Premiums received $24,904)
	Total Written Options				(5,460)
	(Premiums received $108,917)

Net Other Assets and Liabilities – (2.5)%	(224,050)
Net Assets – 100.0%	$9,046,016

(a)	All or a portion of these securities are pledged to cover index call options written. At December 31, 2024, the segregated value of these securities amounts to $2,195,786.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of December 31, 2024.
See Notes to Financial Statements

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
December 31, 2024

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$9,015,046	$9,015,046	$—	$—
Money Market Funds	246,128	246,128	—	—
Total Investments	9,261,174	9,261,174	—	—
Purchased Options	14,352	14,352	—	—
Total	$9,275,526	$9,275,526	$—	$—

LIABILITIES TABLE
	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,460)	$(5,460)	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

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First Trust Variable Insurance Trust
Statements of Assets and Liabilities
December 31, 2024

	First Trust/Dow Jones Dividend & Income Allocation Portfolio	First Trust Multi Income Allocation Portfolio	First Trust Dorsey Wright Tactical Core Portfolio
ASSETS:
Investments, at value - Unaffiliated	$ 849,185,172	$ 12,513,802	$ 11,136,288
Investments, at value - Affiliated	—	7,256,405	41,804,057
Total investments, at value	849,185,172	19,770,207	52,940,345
Cash segregated as collateral	—	—	—
Foreign currency	—	883	—
Options contracts purchased, at value	—	—	—
Due from broker	—	—	—
Receivables:
Interest	5,961,877	8,314	3,113
Dividends	456,339	17,062	—
Fund shares sold	4,099	—	—
Reclaims	—	311	—
From investment advisor	—	8,990	—
Investment securities sold	—	5,546	—
Prepaid expenses	5,013	95	295
Total Assets	855,612,500	19,811,408	52,943,753
LIABILITIES:
Options contracts written, at value	—	—	—
Payables:
Investment advisory fees	446,641	—	5,475
12b-1 distribution and service fees	186,101	4,189	11,427
Administrative service fees	148,880	3,351	9,142
Fund shares redeemed	82,591	1,970	2,824
Licensing fees	68,658	—	13,605
Administrative fees	57,280	2,418	1,894
Audit and tax fees	32,758	54,758	24,508
Commitment and administrative agency fees	14,789	6,355	—
Shareholder reporting fees	12,451	746	1,561
Custodian fees	10,296	9,000	781
Transfer agent fees	9,124	2,827	3,055
Legal fees	7,418	335	445
Financial reporting fees	771	771	771
Trustees’ fees and expenses	62	77	76
Investment securities purchased	—	15,926	—
Other liabilities	195	—	—
Total Liabilities	1,078,015	102,723	75,564
NET ASSETS	$854,534,485	$19,708,685	$52,868,189
NET ASSETS consist of:
Paid-in capital	$ 776,418,636	$ 17,799,450	$ 47,015,611
Accumulated distributable earnings (loss)	78,115,849	1,909,235	5,852,578
NET ASSETS	$854,534,485	$19,708,685	$52,868,189
Investments, at cost - Unaffiliated	$817,719,232	$11,357,438	$11,557,424
Investments, at cost - Affiliated	$—	$7,220,192	$34,569,806
Total investments, at cost	$817,719,232	$18,577,630	$46,127,230
Premiums paid on options contracts purchased	$—	$—	$—
Premiums received on options contracts written	$—	$—	$—
Foreign currency, at cost	$—	$886	$—
Class I Shares:
NET ASSETS	$854,534,485	$19,708,685	$52,868,189
NET ASSET VALUE, per share	$13.58	$11.35	$12.76
Number of Shares outstanding	62,915,317	1,736,075	4,144,431
See Notes to Financial Statements

First Trust Capital Strength® Portfolio	First Trust International Developed Capital Strength® Portfolio	First Trust Growth StrengthTM Portfolio	First Trust Capital Strength® Hedged Equity Portfolio

$ 157,480,630	$ 24,018,118	$ 19,330,946	$ 9,261,174
—	—	—	—
157,480,630	24,018,118	19,330,946	9,261,174
—	—	—	18,285
—	4,587	—	—
—	—	—	14,352
—	—	—	8,746

11,770	2,844	1,740	166
122,499	6,728	20,386	6,942
—	93,070	84,675	18,629
—	29,080	—	—
—	246	—	3,343
—	—	—	372
839	110	101	44
157,615,738	24,154,783	19,437,848	9,332,053

—	—	—	5,460

70,162	—	1,913	—
33,690	5,097	3,994	1,882
26,952	4,078	3,196	1,505
95,772	3,207	31	24
11,752	1,708	1,322	633
6,650	8,538	988	698
26,008	28,508	23,383	26,571
—	—	—	—
1,279	911	905	1,717
1,329	2,648	1,818	2,419
3,677	2,796	2,767	2,728
1,099	121	158	63
771	771	771	771
72	76	76	77
—	—	—	241,489
—	90	—	—
279,213	58,549	41,322	286,037
$ 157,336,525	$ 24,096,234	$ 19,396,526	$ 9,046,016

$ 147,974,751	$ 24,218,725	$ 18,835,430	$ 9,078,764
9,361,774	(122,491)	561,096	(32,748)
$ 157,336,525	$ 24,096,234	$ 19,396,526	$ 9,046,016
$148,013,999	$24,013,950	$18,731,463	$9,209,008
$—	$—	$—	$—
$148,013,999	$24,013,950	$18,731,463	$9,209,008
$—	$—	$—	$99,888
$—	$—	$—	$108,917
$—	$4,583	$—	$—

$ 157,336,525	$ 24,096,234	$ 19,396,526	$ 9,046,016
$13.94	$12.24	$13.37	$9.97
11,287,388	1,968,801	1,450,779	907,589
See Notes to Financial Statements

First Trust Variable Insurance Trust
Statements of Operations
For the Year Ended December 31, 2024

	First Trust/Dow Jones Dividend & Income Allocation Portfolio	First Trust Multi Income Allocation Portfolio	First Trust Dorsey Wright Tactical Core Portfolio
INVESTMENT INCOME:
Interest	$ 22,582,673	$ 107,138	$ 10,009
Dividends - Unaffiliated	9,441,266	388,329	505,302
Dividends - Affiliated	—	546,515	327,414
Foreign withholding tax on dividend income	(29,162)	(2,534)	—
Other	—	2,068	—
Total investment income	31,994,777	1,041,516	842,725
EXPENSES:
Investment advisory fees	5,345,873	145,375	183,414
12b-1 distribution and/or service fees:
Class I	2,226,845	60,514	130,883
Administrative service fees	1,781,951	48,393	104,765
Administrative fees	449,950	7,455	14,085
Licensing fees	288,972	—	52,557
Legal fees	116,116	8,642	5,350
Commitment and administrative agency fees	74,775	31,253	—
Transfer agent fees	73,973	37,921	39,103
Audit and tax fees	38,022	62,024	30,330
Custodian fees	27,884	35,393	2,169
Trustees’ fees and expenses	19,915	18,630	18,665
Financial reporting fees	9,250	9,250	9,250
Shareholder reporting fees	1,873	15,380	15,963
Other	15,975	7,022	1,112
Total expenses	10,471,374	487,252	607,646
Fees waived and expenses reimbursed by the investment advisor	—	(286,926)	(203,371)
Net expenses	10,471,374	200,326	404,275
NET INVESTMENT INCOME (LOSS)	21,523,403	841,190	438,450
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	45,591,355	1,102,132	(83,705)
Investments - Affiliated	—	(677,701)	3,045,248
Purchased options contracts	—	—	—
Written options contracts	—	—	—
Foreign currency transactions	—	(554)	—
Net realized gain (loss)	45,591,355	423,877	2,961,543
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	(14,602,676)	(234,417)	(134,544)
Investments - Affiliated	—	697,606	2,916,972
Purchased options contracts	—	—	—
Written options contracts	—	—	—
Foreign currency translation	—	(8)	—
Net change in unrealized appreciation (depreciation)	(14,602,676)	463,181	2,782,428
NET REALIZED AND UNREALIZED GAIN (LOSS)	30,988,679	887,058	5,743,971
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 52,512,082	$ 1,728,248	$ 6,182,421
See Notes to Financial Statements

First Trust Capital Strength® Portfolio	First Trust International Developed Capital Strength® Portfolio	First Trust Growth StrengthTM Portfolio	First Trust Capital Strength® Hedged Equity Portfolio

$89,132	$19,235	$5,471	$782
2,490,846	356,244	137,645	108,632
—	—	—	—
—	(34,914)	—	—
—	26	—	620
2,579,978	340,591	143,116	110,034

688,906	100,306	75,831	42,513

344,041	41,388	31,596	14,171
275,366	31,499	24,447	8,853
55,488	17,950	—	—
41,279	12,218	3,790	1,700
15,424	1,775	1,477	(1,178)
—	—	—	—
42,699	37,614	31,802	26,620
30,329	33,635	19,870	39,567
3,843	13,631	4,806	5,496
18,789	18,611	18,605	18,596
9,250	9,250	9,250	9,250
20,515	18,501	18,488	20,142
2,587	1,267	1,415	1,067
1,548,516	337,645	241,377	186,797
(33,340)	(137,444)	(89,715)	(115,942)
1,515,176	200,201	151,662	70,855
1,064,802	140,390	(8,546)	39,179

11,388,573	1,063,976	1,468,605	463,253
—	—	—	—
—	—	—	(194,830)
—	—	—	(347,058)
—	(2,910)	—	—
11,388,573	1,061,066	1,468,605	(78,635)

(6,112)	(1,345,859)	(72,495)	(91,654)
—	—	—	—
—	—	—	(58,949)
—	—	—	221,074
—	(1,644)	—	—
(6,112)	(1,347,503)	(72,495)	70,471
11,382,461	(286,437)	1,396,110	(8,164)
$12,447,263	$(146,047)	$1,387,564	$31,015
See Notes to Financial Statements

First Trust Variable Insurance Trust
Statements of Changes in Net Assets

	First Trust/Dow Jones Dividend & Income Allocation Portfolio		First Trust Multi Income Allocation Portfolio
	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$ 21,523,403	$ 20,524,750	$ 841,190	$ 1,228,147
Net realized gain (loss)	45,591,355	8,118,488	423,877	952,234
Net change in unrealized appreciation (depreciation)	(14,602,676)	60,861,572	463,181	885,133
Net increase (decrease) in net assets resulting from operations	52,512,082	89,504,810	1,728,248	3,065,514
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class I Shares	(28,502,566)	(35,520,276)	(1,595,028)	(2,274,103)
Class II Shares	—	(66,821)	—	(10,044)
Total distributions to shareholders from investment operations	(28,502,566)	(35,587,097)	(1,595,028)	(2,284,147)
DISTRIBUTIONS TO SHAREHOLDERS FROM RETURN OF CAPITAL:
Class I shares	—	—	—	—
Total distributions to shareholders from return of capital	—	—	—	—
CAPITAL TRANSACTIONS:
Proceeds from shares sold	24,934,792	29,596,417	4,887,294	4,008,852
Proceeds from shares reinvested	28,502,566	35,587,097	1,595,028	2,284,147
Cost of shares redeemed	(134,547,788)	(117,038,003)	(23,245,842)	(8,000,136)
Net increase (decrease) in net assets resulting from capital transactions	(81,110,430)	(51,854,489)	(16,763,520)	(1,707,137)
Total increase (decrease) in net assets	(57,100,914)	2,063,224	(16,630,300)	(925,770)
NET ASSETS:
Beginning of period	911,635,399	909,572,175	36,338,985	37,264,755
End of period	$ 854,534,485	$ 911,635,399	$ 19,708,685	$ 36,338,985

(a)	The Fund’s shares were seeded on May 15, 2023, and commenced operations on May 16, 2023.
See Notes to Financial Statements

First Trust Dorsey Wright Tactical Core Portfolio		First Trust Capital Strength® Portfolio		First Trust International Developed Capital Strength® Portfolio		First Trust Growth StrengthTM Portfolio
Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Period Ended 12/31/2023 (a)

$ 438,450	$ 996,373	$ 1,064,802	$ 1,008,758	$ 140,390	$ 57,573	$ (8,546)	$ 4,281
2,961,543	(1,118,129)	11,388,573	1,088,954	1,061,066	(57,047)	1,468,605	46,908
2,782,428	5,265,615	(6,112)	6,652,104	(1,347,503)	1,358,341	(72,495)	671,978
6,182,421	5,143,859	12,447,263	8,749,816	(146,047)	1,358,867	1,387,564	723,167

(472,070)	(971,682)	(10,518,574)	(978,326)	(671,903)	(45,199)	(1,498,448)	(51,187)
—	(6,917)	—	(15,748)	—	(7,869)	—	—
(472,070)	(978,599)	(10,518,574)	(994,074)	(671,903)	(53,068)	(1,498,448)	(51,187)

—	—	(244,210)	—	(81,327)	—	(20,676)	—
—	—	(244,210)	—	(81,327)	—	(20,676)	—

5,939,020	4,366,677	42,322,913	43,203,399	14,963,174	6,832,898	14,414,194	6,868,897
472,070	978,599	10,762,784	994,074	753,230	53,068	1,519,124	51,187
(9,614,411)	(6,916,235)	(15,751,295)	(20,734,498)	(3,121,713)	(1,794,446)	(3,590,909)	(406,387)
(3,203,321)	(1,570,959)	37,334,402	23,462,975	12,594,691	5,091,520	12,342,409	6,513,697
2,507,030	2,594,301	39,018,881	31,218,717	11,695,414	6,397,319	12,210,849	7,185,677

50,361,159	47,766,858	118,317,644	87,098,927	12,400,820	6,003,501	7,185,677	—
$ 52,868,189	$ 50,361,159	$ 157,336,525	$ 118,317,644	$ 24,096,234	$ 12,400,820	$ 19,396,526	$ 7,185,677
See Notes to Financial Statements

First Trust Variable Insurance Trust
Statements of Changes in Net Assets (Continued)

	First Trust Capital Strength® Hedged Equity Portfolio
	Year Ended 12/31/2024	Period Ended 12/31/2023 (b)
OPERATIONS:
Net investment income (loss)	$ 39,179	$ 8,227
Net realized gain (loss)	(78,635)	(24,200)
Net change in unrealized appreciation (depreciation)	70,471	(384)
Net increase (decrease) in net assets resulting from operations	31,015	(16,357)
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class I Shares	(40,521)	(6,885)
Class II Shares	—	—
Total distributions to shareholders from investment operations	(40,521)	(6,885)
DISTRIBUTIONS TO SHAREHOLDERS FROM RETURN OF CAPITAL:
Class I shares	(1,485)	—
Total distributions to shareholders from return of capital	(1,485)	—
CAPITAL TRANSACTIONS:
Proceeds from shares sold	8,207,926	3,561,578
Proceeds from shares reinvested	42,006	6,885
Cost of shares redeemed	(2,174,854)	(563,292)
Net increase (decrease) in net assets resulting from capital transactions	6,075,078	3,005,171
Total increase (decrease) in net assets	6,064,087	2,981,929
NET ASSETS:
Beginning of period	2,981,929	—
End of period	$ 9,046,016	$ 2,981,929

(b)	The Fund’s shares were seeded on August 13, 2023, and commenced operations on August 14, 2023.
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Financial Highlights
For a Share outstanding throughout each period

	Year Ended December 31,
Class I Shares	2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 13.24	$ 12.47	$ 16.63	$ 15.07	$ 14.68
Income from investment operations:
Net investment income (loss)	0.33 (a)	0.29 (a)	0.20	0.16 (a)	0.21 (a)
Net realized and unrealized gain (loss)	0.46	0.99	(2.32)	1.67	0.85
Total from investment operations	0.79	1.28	(2.12)	1.83	1.06
Distributions paid to shareholders from:
Net investment income	(0.33)	(0.29)	(0.19)	(0.15)	(0.21)
Net realized gain	(0.12)	(0.22)	(1.85)	(0.12)	(0.46)
Total distributions	(0.45)	(0.51)	(2.04)	(0.27)	(0.67)
Net asset value, end of period	$13.58	$13.24	$12.47	$16.63	$15.07
Total return (b) (c)	6.01%	10.51%	(12.20)%	12.25%	7.81%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 854,534	$ 909,989	$ 907,939	$ 1,080,143	$ 1,000,640
Ratio of total expenses to average net assets	1.18%	1.19%	1.20%	1.19%	1.21%
Ratio of net expenses to average net assets	1.18%	1.19%	1.20%	1.19%	1.20%
Ratio of net investment income (loss) to average net assets	2.42%	2.29%	1.44%	0.99%	1.49%
Portfolio turnover rate	95%	124%	119%	120%	105%

(a)	Based on average shares outstanding.
(b)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(c)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Year Ended December 31,
Class I Shares	2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 11.36	$ 11.13	$ 12.60	$ 11.44	$ 11.55
Income from investment operations:
Net investment income (loss)	0.39 (a)	0.38 (a)	0.31	0.27 (a)	0.22
Net realized and unrealized gain (loss)	0.68	0.58	(1.27)	1.17	0.05
Total from investment operations	1.07	0.96	(0.96)	1.44	0.27
Distributions paid to shareholders from:
Net investment income	(0.59)	(0.39)	(0.34)	(0.28)	(0.24)
Net realized gain	(0.49)	(0.34)	(0.17)	—	(0.14)
Total distributions	(1.08)	(0.73)	(0.51)	(0.28)	(0.38)
Net asset value, end of period	$11.35	$11.36	$11.13	$12.60	$11.44
Total return (b) (c)	9.98%	8.94%	(7.52)%	12.69%	2.49%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 19,709	$ 36,174	$ 37,121	$ 40,243	$ 32,345
Ratio of total expenses to average net assets (d)	2.01%	1.80%	1.73%	1.81%	1.77%
Ratio of net expenses to average net assets (d)	0.83%	0.83%	0.83%	0.83%	0.83%
Ratio of net investment income (loss) to average net assets (d)	3.47%	3.40%	2.61%	2.22%	2.04%
Portfolio turnover rate	44%	52%	50%	36%	49%

(a)	Based on average shares outstanding.
(b)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(c)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

See Notes to Financial Statements

First Trust Dorsey Wright Tactical Core Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Year Ended December 31,
Class I Shares	2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 11.44	$ 10.49	$ 15.10	$ 13.68	$ 12.37
Income from investment operations:
Net investment income (loss)	0.10 (a)	0.23 (a)	0.20	0.06	0.06
Net realized and unrealized gain (loss)	1.33	0.94	(2.75)	1.83	1.31
Total from investment operations	1.43	1.17	(2.55)	1.89	1.37
Distributions paid to shareholders from:
Net investment income	(0.11)	(0.22)	(0.18)	(0.06)	(0.06)
Net realized gain	—	—	(1.88)	(0.41)	—
Total distributions	(0.11)	(0.22)	(2.06)	(0.47)	(0.06)
Net asset value, end of period	$12.76	$11.44	$10.49	$15.10	$13.68
Total return (b) (c)	12.53%	11.28%	(17.05)%	13.87%	11.09%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 52,868	$ 50,012	$ 47,164	$ 67,914	$ 49,762
Ratio of total expenses to average net assets (d)	1.16%	1.35%	1.21%	1.16%	1.35%
Ratio of net expenses to average net assets (d)	0.77%	0.79%	0.83%	0.72%	0.83%
Ratio of net investment income (loss) to average net assets (d)	0.84%	2.11%	1.58%	0.39%	0.48%
Portfolio turnover rate	45%	161%	220%	78%	284%

(a)	Based on average shares outstanding.
(b)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(c)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

See Notes to Financial Statements

First Trust Capital Strength® Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Year Ended December 31,				Period Ended 12/31/2020 (a)
Class I Shares	2024	2023	2022	2021
Net asset value, beginning of period	$ 13.55	$ 12.69	$ 14.33	$ 12.06	$ 10.00
Income from investment operations:
Net investment income (loss)	0.11 (b)	0.13 (b)	0.08	0.07	0.02
Net realized and unrealized gain (loss)	1.31	0.85	(1.61)	2.95	2.39
Total from investment operations	1.42	0.98	(1.53)	3.02	2.41
Distributions paid to shareholders from:
Net investment income	(0.10)	(0.12)	(0.08)	(0.07)	(0.02)
Net realized gain	(0.91)	—	(0.03)	(0.68)	(0.33)
Return of capital	(0.02)	—	—	—	—
Total distributions	(1.03)	(0.12)	(0.11)	(0.75)	(0.35)
Net asset value, end of period	$13.94	$13.55	$12.69	$14.33	$12.06
Total return (c) (d)	10.41%	7.75%	(10.68)%	25.29%	24.17%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 157,337	$ 117,039	$ 85,561	$ 59,093	$ 14,831
Ratio of total expenses to average net assets	1.12%	1.19%	1.27%	1.52%	4.37% (e)
Ratio of net expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10% (e)
Ratio of net investment income (loss) to average net assets	0.77%	1.01%	0.67%	0.65%	0.60% (e)
Portfolio turnover rate	91%	107%	133%	115%	79%

(a)	The Fund’s shares were seeded on April 30, 2020, and commenced operations on May 1, 2020.
(b)	Based on average shares outstanding.
(c)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(d)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(e)	Annualized.
See Notes to Financial Statements

First Trust International Developed Capital Strength® Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Year Ended December 31,				Period Ended 12/31/2020 (a)
Class I Shares	2024	2023	2022	2021
Net asset value, beginning of period	$ 12.48	$ 10.75	$ 13.50	$ 12.68	$ 10.00
Income from investment operations:
Net investment income (loss)	0.11 (b)	0.08 (b)	0.14	0.16	0.01
Net realized and unrealized gain (loss)	0.11 (c)	1.73	(2.76)	2.22	3.57
Total from investment operations	0.22	1.81	(2.62)	2.38	3.58
Distributions paid to shareholders from:
Net investment income	(0.15)	(0.08)	(0.09)	(0.25)	(0.06)
Net realized gain	(0.26)	—	(0.04)	(1.31)	(0.84)
Return of capital	(0.05)	—	—	—	—
Total distributions	(0.46)	(0.08)	(0.13)	(1.56)	(0.90)
Net asset value, end of period	$12.24	$12.48	$10.75	$13.50	$12.68
Total return (d) (e)	1.76%	16.90%	(19.38)%	19.24%	36.03%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 24,096	$ 11,270	$ 5,049	$ 3,059	$ 1,199
Ratio of total expenses to average net assets	2.02%	3.17%	5.00%	7.59%	20.98% (f)
Ratio of net expenses to average net assets	1.20%	1.20%	1.20%	1.20%	1.20% (f)
Ratio of net investment income (loss) to average net assets	0.84%	0.65%	1.02%	0.89%	0.14% (f)
Portfolio turnover rate	70%	90%	76%	83%	52%

(a)	The Fund’s shares were seeded on April 30, 2020, and commenced operations on May 1, 2020.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(e)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(f)	Annualized.
See Notes to Financial Statements

First Trust Growth StrengthTM Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout the period

Class I Shares	Year Ended 12/31/2024	Period Ended 12/31/2023 (a)
Net asset value, beginning of period	$ 12.63	$ 10.00
Income from investment operations:
Net investment income (loss) (b)	(0.01)	0.02
Net realized and unrealized gain (loss)	1.93	2.71
Total from investment operations	1.92	2.73
Distributions paid to shareholders from:
Net investment income	—	(0.01)
Net realized gain	(1.16)	(0.09)
Return of capital	(0.02)	—
Total distributions	(1.18)	(0.10)
Net asset value, end of period	$13.37	$12.63
Total return (c) (d)	15.03%	27.20%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 19,397	$ 7,186
Ratio of total expenses to average net assets	1.91%	4.46% (e)
Ratio of net expenses to average net assets	1.20%	1.20% (e)
Ratio of net investment income (loss) to average net assets	(0.07)%	0.24% (e)
Portfolio turnover rate	131%	51%

(a)	The Fund’s shares were seeded on May 15, 2023, and commenced operations on May 16, 2023.
(b)	Based on average shares outstanding.
(c)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(d)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(e)	Annualized.
See Notes to Financial Statements

First Trust Capital Strength® Hedged Equity Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout the period

Class I Shares	Year Ended 12/31/2024	Period Ended 12/31/2023 (a)
Net asset value, beginning of period	$ 9.79	$ 10.00
Income from investment operations:
Net investment income (loss) (b)	0.07	0.05
Net realized and unrealized gain (loss)	0.17 (c)	(0.23)
Total from investment operations	0.24	(0.18)
Distributions paid to shareholders from:
Net investment income	(0.06)	(0.03)
Return of capital	(0.00) (d)	—
Total distributions	(0.06)	(0.03)
Net asset value, end of period	$9.97	$9.79
Total return (e) (f)	2.42%	(1.79)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 9,046	$ 2,982
Ratio of total expenses to average net assets	3.30%	6.87% (g)
Ratio of net expenses to average net assets	1.25%	1.25% (g)
Ratio of net investment income (loss) to average net assets	0.69%	1.25% (g)
Portfolio turnover rate	121%	49%

(a)	The Fund’s shares were seeded on August 13, 2023, and commenced operations on August 14, 2023.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)	Amount is less than $0.01.
(e)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(f)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(g)	Annualized.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Variable Insurance Trust
December 31, 2024
1. Organization
First Trust Variable Insurance Trust (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 14, 2011 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). This report covers First Trust/Dow Jones Dividend & Income Allocation Portfolio (“First Trust Dow Jones”), which commenced operations on May 1, 2012, First Trust Multi Income Allocation Portfolio (“First Trust Multi Income”), which commenced operations on May 1, 2014, First Trust Dorsey Wright Tactical Core Portfolio (“First Trust Dorsey Wright”), which commenced operations on October 30, 2015, First Trust Capital Strength® Portfolio (“First Trust Capital Strength®”), which commenced operations on May 1, 2020, First Trust International Developed Capital Strength® Portfolio (“First Trust International Developed Capital Strength®”), which commenced operations on May 1, 2020, First Trust Growth Strength™ Portfolio (“First Trust Growth Strength™”), which commenced operations on May 16, 2023, and First Trust Capital Strength® Hedged Equity Portfolio (“First Trust Capital Strength® Hedged Equity”), which commenced operations on August 14, 2023 (each a “Fund” and collectively, the “Funds”). Each of First Trust Capital Strength® Hedged Equity and First Trust Growth Strength™ operates as a non-diversified series of the Trust. Each of First Trust Capital Strength®, First Trust Dorsey Wright, First Trust Dow Jones, First Trust Multi Income and First Trust International Developed Capital Strength® operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund’s shares are sold only to variable insurance accounts (each an “Account”) to fund the benefits of the variable annuity and variable life insurance contracts (each a “Contract” and collectively, the “Contracts”) issued by life insurance companies writing variable annuity contracts and variable life insurance contracts with which the Trust has a contract (each a “Participating Insurance Company”).
First Trust Dow Jones’ investment objective seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds. First Trust Dow Jones seeks to achieve its investment objective by investing, under normal market conditions, approximately 40-60% of its net assets in equity securities and approximately 40-60% of its net assets in fixed-income securities at the time of purchase. Under normal market conditions, at the time of purchase at least 80% of the Fund’s net assets (including investment borrowings) will be invested in securities of issuers included in a Dow Jones index. The equity portion of the portfolio will be derived from a quantitative process that seeks to provide total return through investing generally in dividend-paying stocks included in the Dow Jones U.S. Total Stock Market IndexSM. First Trust Advisors L.P. (“First Trust” or the “Advisor”) reserves the right to over-weight, under-weight or exclude certain securities from the portfolio that would otherwise be selected pursuant to the quantitative process in certain instances.
First Trust Dow Jones’ fixed-income component seeks to provide income and preserve capital through investing in a diversified investment-grade debt portfolio. Investment-grade debt securities are those long-term debt securities rated “BBB–” or higher by Standard & Poor’s Financial Services LLC or Fitch, Inc. or “Baa3” or higher by Moody’s Investors Service, Inc., and those short-term debt securities rated “A-3” or higher by Standard & Poor’s Financial Services LLC, “F3” or higher by Fitch, Inc. or “Prime 3” or higher by Moody’s Investor Service, Inc. at the time of purchase. Under normal market conditions, at the time of purchase approximately 80% of the net assets of the Fund allocated to corporate debt will be invested in investment-grade debt securities included in the Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM (the “Bond Index”) and other investment-grade debt securities of issuers whose securities are included in the Bond Index; and investment-grade debt securities of issuers included in the Dow Jones Composite AverageTM. The Fund may also invest in U.S. government and agency securities, including mortgage-backed securities. The Fund may, at certain times, also hold exchange-traded funds (“ETFs”) that invest in investment-grade corporate debt securities and U.S. government bonds in lieu of investing directly in such securities. The Fund may also invest in companies with various market capitalizations and when-issued, to-be-announced (“TBA”) and delayed delivery securities.
First Trust Multi Income’s primary investment objective is to maximize current income, with a secondary objective of capital appreciation. First Trust Multi Income seeks to achieve its objectives through diversified exposure to nine income generating asset classes: dividend paying stocks, preferred stocks, energy infrastructure companies and master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), high yield or “junk” bonds, floating-rate loans, corporate bonds, mortgage-backed securities and Treasury Inflation Protected Securities (“TIPS”). The Fund is actively managed by First Trust and implementing the strategy involves multiple portfolio management teams.
The Advisor tactically adjusts allocation weights in a manner deemed to offer attractive levels of total return relative to the level of expected risk. The Advisor intends to adjust asset allocation weights quarterly but may do so more or less frequently depending upon market conditions. The maximum weight of any asset class, at the time of adjustment, is 20%. The minimum weight of any asset class, at the time of adjustment, is 5%.
First Trust Multi Income may, at certain times, invest in ETFs that generally provide exposure to the nine asset classes in lieu of investing directly in such asset classes. Certain of the ETFs may be advised by First Trust. As a result, First Trust will also earn advisory fees on the underlying ETFs.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2024
In general, the U.S. dollar-denominated fixed-income securities in which First Trust Multi Income invests may be issued by U.S. and non-U.S. issuers, of any credit quality, including high yield securities. The high yield securities in which the Fund invests are rated below investment-grade at the time of purchase or unrated and deemed by the Advisor to be of comparable quality, commonly referred to as “junk” bonds. The Fund also invests in the equity securities of domestic and foreign issuers (including emerging markets) listed on a U.S. or foreign securities exchange and non-U.S. securities that are listed on a U.S. securities exchange in the form of American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). The Fund may invest in equity securities issued by small, mid or large capitalization companies. The Fund may also invest in bank loans, covenant-lite loans, hybrid capital securities, senior loans and when-issued, TBA and delayed delivery securities.
First Trust Dorsey Wright’s investment objective seeks to provide total return. First Trust Dorsey Wright seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in ETFs that comprise the Dorsey Wright Tactical Tilt Moderate CoreTM Index. It is expected that a majority of the ETFs in which the Fund invests will be advised by First Trust.
First Trust Capital Strength® seeks to provide capital appreciation. First Trust Capital Strength® seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in the securities that comprise The Capital Strength™ Index which is developed, maintained and sponsored by Nasdaq, Inc.
First Trust International Developed Capital Strength® seeks to provide capital appreciation. First Trust International Developed Capital Strength® seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in the securities that comprise The International Developed Capital Strength™ Index which is developed, maintained and sponsored by Nasdaq, Inc.
First Trust Growth Strength™ seeks to provide long-term capital appreciation. First Trust Growth Strength™ seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise The Growth Strength™ Index which is developed, maintained and sponsored by Nasdaq, Inc.
First Trust Capital Strength® Hedged Equity seeks to provide long-term capital appreciation. First Trust Capital Strength® Hedged Equity seeks to achieve its investment objective by investing, under normal market conditions, primarily in the securities that comprise The Capital Strength™ Index which is developed, maintained and sponsored by Nasdaq, Inc. and by utilizing an “option strategy” consisting of purchasing and writing (selling) U.S. exchange-traded put and call options on the S&P 500® Index or ETFs that track the S&P 500® Index.
The Funds each offer one share class: Class I. Prior to February 23, 2024, First Trust Dow Jones, First Trust Multi Income, First Trust Dorsey Wright, First Trust Capital Strength®, and First Trust International Developed Capital Strength® offered two classes of shares: Class I and Class II. Each class represented an interest in the same portfolio of investments but with a different combination of service (12b-1) fees, eligibility requirements and other features. Effective February 23, 2024, Class II shares of each applicable Fund were terminated.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) for each class of shares in each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of each Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid, and any borrowings of each Fund) by the total number of shares of the class outstanding. Differences in the NAV of each class of each Fund’s shares are generally expected to be due to the daily expense accruals of the specified service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2024
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee, in accordance with valuation procedures approved by the Trust’s Board of Trustees (the “Board”), and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, preferred stocks, MLPs, ETFs, REITs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service.  If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Commercial paper, fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2024
the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.
Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the borrower/issuer, or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
14)
borrower’s/issuer’s competitive position within the industry;
15)
borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
16)
other relevant factors.
Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2024
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
 o
Quoted prices for similar investments in active markets.
 o
Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
 o
Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
 o
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•
Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of December 31, 2024, is included with each Fund’s Portfolio of Investments.
B. Options Contracts
First Trust Capital Strength® Hedged Equity employs an option overlay strategy in which the Fund systematically purchases and writes (sells) exchange-traded options that seek to lower volatility over a full market cycle. The Fund purchases and writes (sells) exchange-traded put options and writes (sells) exchange-traded call options to provide an option overlay strategy known as a “put/spread collar” strategy. The exchange-traded options are either on the S&P 500® Index or on exchange-traded funds that track the S&P 500® Index. The put/spread collar strategy seeks to provide investors with a level of downside protection from the put options while still allowing for a portion of upside participation in the returns of the S&P 500® Index based on the call options.
When the Fund writes (sells) an option, an amount equal to the premium received is included in “Options contracts written, at value” on the Statements of Assets and Liabilities. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options contracts” on the Statements of Operations. When the Fund purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options contracts purchased, at value” on the Statements of Assets and Liabilities. Gain or loss on purchased options is included in “Net realized gain (loss) on purchased options contracts” on the Statements of Operations.
C. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Distributions received from a Fund’s investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2024
As of October 1, 2024, the United Kingdom’s Financial Conduct Authority ceased all London Interbank Offered Rate (“LIBOR”) publications. Transitioning to the Secured Overnight Financing Rate (“SOFR”), or any alternative reference rate, may affect the value, liquidity or return on certain investments previously based on LIBOR.
D. Cash and Cash Equivalents
Normally, the Funds invest substantially all of their assets to meet their investment objectives. The Funds may invest the remainder of their assets in securities with maturities of less than one year, cash equivalents, or they may hold cash. The investment in such instruments is not a principal investment strategy of First Trust Dow Jones, First Trust Multi Income, First Trust Capital Strength®, First Trust International Developed Capital Strength®, First Trust Growth Strength™, or First Trust Capital Strength® Hedged Equity. The percentage of each Fund’s net assets invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Funds may depart from their principal investment strategies and invest part or all of their assets in these securities, or they may hold cash.
E. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
F. Principal-Only Securities
A principal-only security (“PO Security”) is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.
G. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.
H. Affiliated Transactions
First Trust Multi Income and First Trust Dorsey Wright invest in securities of affiliated funds. Each Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2024
Amounts relating to these investments in First Trust Multi Income at December 31, 2024, and for the fiscal year then ended are:
Security Name	Shares at 12/31/2024	Value at 12/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2024	Dividend Income
First Trust Institutional Preferred Securities and Income ETF	71,334	$ 2,683,094	$ 240,143	$ (1,668,448)	$ 267,230	$ (188,073)	$ 1,333,946	$ 91,227
First Trust Intermediate Government Opportunities ETF	36,234	369,450	366,160	—	(16,945)	—	718,665	32,262
First Trust Limited Duration Investment Grade Corporate ETF	20,131	806,899	286,201	(704,508)	(9,266)	546	379,872	21,734
First Trust Preferred Securities and Income ETF	24,253	862,541	78,136	(538,122)	113,798	(87,075)	429,278	30,403
First Trust Senior Loan ETF	56,714	4,406,227	866,368	(2,653,485)	93,648	(90,303)	2,622,455	236,934
First Trust Tactical High Yield ETF	42,879	3,208,830	443,367	(1,816,353)	249,141	(312,796)	1,772,189	133,955
		$12,337,041	$2,280,375	$ (7,380,916)	$697,606	$ (677,701)	$7,256,405	$546,515

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2024
Amounts relating to these investments in First Trust Dorsey Wright at December 31, 2024, and for the fiscal year then ended are:
Security Name	Shares at 12/31/2024	Value at 12/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2024	Dividend Income
First Trust China AlphaDEX® Fund	12,531	$ —	$ 254,044	$ —	$ (2,825)	$ —	$ 251,219	$ 269
First Trust Consumer Discretionary AlphaDEX® Fund	74,663	3,441,837	1,404,146	(477,512)	380,849	76,149	4,825,469	42,146
First Trust Developed Markets ex-US AlphaDEX® Fund	11,523	2,986,296	47,908	(2,414,492)	(116,192)	119,644	623,164	23,911
First Trust Dow Jones Global Select Dividend Index Fund	—	1,214,684	—	(1,202,784)	(69,523)	57,623	—	—
First Trust Dow Jones Internet Index Fund	21,022	3,411,067	1,297,892	(949,616)	1,079,322	273,255	5,111,920	—
First Trust Emerging Markets AlphaDEX® Fund	28,349	2,986,134	69,433	(2,416,680)	(152,555)	138,157	624,489	21,922
First Trust Eurozone AlphaDEX® ETF	—	—	264,009	(261,393)	—	(2,616)	—	2,924
First Trust Financials AlphaDEX® Fund	80,815	—	4,524,155	—	(149,639)	—	4,374,516	—
First Trust India NIFTY 50 Equal Weight ETF	4,336	1,244,732	13,509	(1,022,078)	(115,771)	122,380	242,772	2,846
First Trust Industrials/Producer Durables AlphaDEX® Fund	61,324	3,407,874	1,238,468	(794,046)	531,640	203,712	4,587,648	34,682
First Trust Japan AlphaDEX® Fund	4,979	1,152,419	29,721	(941,506)	(45,158)	61,839	257,315	7,969
First Trust Large Cap Core AlphaDEX® Fund	49,928	3,630,187	1,510,926	(723,349)	607,237	182,255	5,207,256	63,810
First Trust Large Cap Growth AlphaDEX® Fund	38,756	3,651,306	1,537,228	(1,166,804)	1,012,707	323,580	5,358,017	18,104
First Trust Latin America AlphaDEX® Fund	—	1,223,221	2,718	(1,172,280)	(125,002)	71,343	—	2,234
First Trust Mid Cap Core AlphaDEX® Fund	44,663	3,806,680	1,338,699	(547,481)	467,599	102,905	5,168,402	66,121
First Trust Nasdaq Semiconductor ETF	—	3,569,383	1,078,896	(5,204,293)	(576,109)	1,132,123	—	25,042
First Trust NASDAQ-100- Technology Sector Index Fund	24,857	3,486,238	1,299,357	(498,171)	289,536	103,116	4,680,076	1,071
First Trust Switzerland AlphaDEX® Fund	3,908	1,268,638	30,015	(1,013,559)	(117,197)	77,291	245,188	4,168
First Trust United Kingdom AlphaDEX® Fund	6,476	—	255,275	(29,214)	18,053	2,492	246,606	10,195
		$40,480,696	$16,196,399	$ (20,835,258)	$2,916,972	$3,045,248	$41,804,057	$327,414
I. Dividends and Distributions to Shareholders
Distributions from net investment income of each Fund, if any, are declared and paid semi-annually. Each Fund distributes its net realized capital gains, if any, to shareholders at least annually. All dividends payable by each Fund will be reinvested in the Fund. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2024
securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital
First Trust Dow Jones	$ —	$ —	$ —
First Trust Multi Income	179,100	(178,692)	(408)
First Trust Dorsey Wright	—	—	—
First Trust Capital Strength®	—	—	—
First Trust International Developed Capital Strength®	24,520	(24,520)	—
First Trust Growth StrengthTM	8,546	(8,546)	—
First Trust Capital Strength® Hedged Equity	—	—	—
Accumulated distributable earnings (loss) on the Statements of Assets and Liabilities consists of accumulated net investment income (loss), accumulated net realized gain (loss), and unrealized appreciation (depreciation). Net assets were not affected by this reclassification.
The tax character of distributions paid by each Fund listed below during the fiscal year ended December 31, 2024, were as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dow Jones	$ 27,851,656	$ 650,910	$ —
First Trust Multi Income	941,490	653,538	—
First Trust Dorsey Wright	472,070	—	—
First Trust Capital Strength®	6,078,716	4,439,858	244,210
First Trust International Developed Capital Strength®	554,241	117,662	81,327
First Trust Growth StrengthTM	1,378,572	119,876	20,676
First Trust Capital Strength® Hedged Equity	40,521	—	1,485
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2023, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dow Jones	$ 20,085,752	$ 15,501,345	$ —
First Trust Multi Income	1,215,837	1,068,310	—
First Trust Dorsey Wright	978,599	—	—
First Trust Capital Strength®	994,074	—	—
First Trust International Developed Capital Strength®	53,068	—	—
First Trust Growth StrengthTM	51,187	—	—
First Trust Capital Strength® Hedged Equity	6,885	—	—

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2024
As of December 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Dow Jones	$ 30,695,940	$ 17,109,561	$ 30,310,348
First Trust Multi Income	628,052	329,134	952,049
First Trust Dorsey Wright	58,080	(950,174)	6,744,672
First Trust Capital Strength®	—	—	9,361,774
First Trust International Developed Capital Strength®	—	—	(122,491)
First Trust Growth StrengthTM	—	—	561,096
First Trust Capital Strength® Hedged Equity	—	(65,315)	32,567
J. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2021, 2022, 2023 and 2024 remain open to federal and state audit for First Trust Dow Jones, First Trust Multi Income, First Trust Dorsey Wright, First Trust Capital Strength®, and First Trust International Developed Capital Strength®. The taxable years ended 2023 and 2024 remain open to federal and state audit for First Trust Growth Strength™ and First Trust Capital Strength® Hedged Equity. As of December 31, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2024, for federal income tax purposes, the Funds had capital loss carryforwards available as shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforward
First Trust Dow Jones	$ —
First Trust Multi Income	—
First Trust Dorsey Wright	950,174
First Trust Capital Strength®	—
First Trust International Developed Capital Strength®	—
First Trust Growth StrengthTM	—
First Trust Capital Strength® Hedged Equity	65,315

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2024
During the taxable year ended December 31, 2024, the following Funds utilized non-expiring capital loss carryforwards in the following amounts:
Capital Loss Carryforward Utilized
First Trust Dow Jones	$ —
First Trust Multi Income	—
First Trust Dorsey Wright	2,940,202
First Trust Capital Strength®	1,883,770
First Trust International Developed Capital Strength®	625,010
First Trust Growth StrengthTM	—
First Trust Capital Strength® Hedged Equity	90,238
As of December 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Dow Jones	$ 818,874,824	$ 70,099,757	$ (39,789,409)	$ 30,310,348
First Trust Multi Income	18,818,158	1,682,145	(730,096)	952,049
First Trust Dorsey Wright	46,195,673	7,507,185	(762,513)	6,744,672
First Trust Capital Strength®	148,118,856	15,542,040	(6,180,266)	9,361,774
First Trust International Developed Capital Strength®	24,140,138	1,338,970	(1,460,990)	(122,020)
First Trust Growth StrengthTM	18,769,850	1,450,918	(889,822)	561,096
First Trust Capital Strength® Hedged Equity	9,237,499	468,106	(435,539)	32,567
K. Expenses
Each Fund will pay all expenses directly related to its operations.
Each Participating Insurance Company performs certain administrative services for the Funds, their Accounts and the Contracts. Each Fund pays an administrative services fee of 0.20% of average daily net assets to cover expenses incurred by Participating Insurance Companies in connection with these services.
First Trust has entered into various licensing agreements, which allow First Trust to use certain trademarks and trade names of the applicable licensors (see Disclaimer in the Other Information section of this report). The Trust, on behalf of First Trust Dow Jones, First Trust Dorsey Wright, First Trust Capital Strength®, First Trust International Developed Capital Strength®, First Trust Growth StrengthTM and First Trust Capital Strength® Hedged Equity, is a sub-licensee to these license agreements and is required to pay licensing fees, which are shown on the Statements of Operations.
L. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2024
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust provides each Fund with discretionary investment services and certain administrative services necessary for the management of the Funds. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of the average daily net assets for First Trust Dow Jones, First Trust Multi Income, First Trust International Developed Capital Strength®, and First Trust Growth StrengthTM, 0.35% of the average daily net assets for First Trust Dorsey Wright, 0.50% of the average daily net assets for First Trust Capital Strength® and 0.75% of the average daily net assets for First Trust Capital Strength® Hedged Equity. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund.
In addition, First Trust Multi Income and First Trust Dorsey Wright incur their respective pro rata share of fees and expenses attributable to each Fund’s investments in other investment companies (“acquired fund fees and expenses”). The total of net expenses and acquired fund fees and expenses represents each Fund’s total net annual operating expenses.
First Trust Multi Income and First Trust have retained Energy Income Partners, LLC (“EIP”) and Stonebridge Advisors LLC (“Stonebridge”) (collectively, the “Sub-Advisors”), affiliates of First Trust, to serve as investment sub-advisors. In this capacity, the Sub-Advisors provide recommendations to the Advisor regarding the selection and ongoing monitoring of certain securities in First Trust Multi Income’s investment portfolio. EIP acts as sub-advisor for, and manages on a discretionary basis the investment and reinvestment of, only the assets of First Trust Multi Income allocated to EIP by the Advisor and furnishes an investment program in respect of and makes investment decisions only with respect to the portion of First Trust Multi Income’s investment portfolio allocated to it by the Advisor. EIP, an affiliate of the Advisor, has been retained by First Trust Multi Income and the Advisor to provide recommendations regarding the selection and ongoing monitoring of the MLP, MLP affiliate and energy infrastructure securities in First Trust Multi Income’s investment portfolio and to exercise discretion only with respect to assets of First Trust Multi Income allocated to EIP. Stonebridge serves as a nondiscretionary sub-advisor. Stonebridge has been retained by First Trust Multi Income and the Advisor to provide recommendations regarding the selection and ongoing monitoring of the preferred and hybrid securities in First Trust Multi Income’s investment portfolio.
For the services provided and the expenses assumed pursuant to the investment sub-advisory agreement, First Trust will pay EIP a sub-advisory fee equal to 40% monthly in arrears of any remaining monthly investment management fee paid to the Advisor for the average daily net assets allocated to EIP after First Trust’s waiver of any of its investment management fee to comply with the then-current expense cap, as defined below. For the services provided and the expenses assumed pursuant to the investment sub-advisory agreement, First Trust will pay Stonebridge a portfolio management fee equal to an annual rate of 0.20% of the Fund’s average daily net assets allocated to Stonebridge.
First Trust Capital Partners, LLC (“FTCP”), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and EIP Partners, LLC, an affiliate of EIP. FTCP also owns, through a wholly-owned subsidiary, a 51% ownership interest in Stonebridge.
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as sub-advisor to First Trust Capital Strength® Hedged Equity. Pursuant to the Investment Management Agreement and the Investment Sub-Advisory Agreement, Vest is responsible for the selection and ongoing monitoring of the securities in the First Trust Capital Strength® Hedge Equity’s investment portfolio, and First Trust will supervise Vest and its management of the investment of the Fund’s assets.
First Trust has agreed to waive fees and/or pay First Trust Dow Jones’, First Trust Multi Income’s, First Trust International Developed Capital Strength®’s and First Trust Growth StrengthTM’s expenses to the extent necessary to prevent the annual operating expenses of Class I shares (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and extraordinary expenses) from exceeding 1.20% (the “Expense Cap”), of each Fund’s average daily net assets per year at least until May 1, 2026. First Trust has agreed to waive fees and/or pay First Trust Dorsey Wright’s expenses to the extent necessary to prevent the operating expenses of Class I shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.30% (the “Expense Cap”) of the Fund’s average daily net assets per year at least until May 1, 2026. For First Trust Dorsey Wright, because acquired fund fees and expenses are estimated, First Trust will periodically adjust the amount of the fee waiver and expense reimbursement in order to attempt to meet the Expense Cap. However, total net annual fund expenses may be higher or lower than the Expense Cap. First Trust has agreed to waive fees and/or pay First Trust Capital Strength®’s expenses to the extent necessary to prevent the annual operating expenses of Class I shares (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and extraordinary expenses) from exceeding 1.10% (the “Expense Cap”) of the Fund’s average daily net assets per year at least until May 1, 2026. First Trust has agreed to waive fees and/or pay First Trust Capital Strength® Hedged Equity’s expenses to the extent necessary to prevent the annual operating

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2024
expenses of Class I shares (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and extraordinary expenses) from exceeding 1.25% (the “Expense Cap”) of the Fund’s average daily net assets per year at least until May 1, 2026.
Expenses borne and fees waived by First Trust are subject to reimbursement by each Fund for up to three years from the date the fee or expense was incurred by the Fund, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place, (ii) the Expense Cap in place at the time the fees were waived or expenses reimbursed, or (iii) the current Expense Cap. These amounts, if any, are included in “Expenses previously waived or reimbursed” on the Statements of Operations.
The advisory fee waivers and expense reimbursements for the year ended December 31, 2024, and the expenses borne and fees waived by First Trust subject to recovery from the applicable Fund at December 31, 2024, are included in the following table.
			Fees Waived or Expenses Borne by First Trust Subject to Recovery
	Fees Waived	Expenses Reimbursed	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024	Total
First Trust Multi Income	$ 145,375	$ 141,551	$ 202,492	$ 215,054	$ 197,137	$ 614,683
First Trust Dorsey Wright	183,414	19,957	208,333	242,628	203,129	654,090
First Trust Capital Strength®	33,340	—	116,199	86,886	33,248	236,333
First Trust International Developed Capital Strength®	100,306	37,138	140,947	145,148	135,426	421,521
First Trust Growth Strength™	75,831	13,884	—	66,744	89,715	156,459
First Trust Capital Strength® Hedged Equity	42,513	73,429	—	44,759	115,942	160,701
First Trust agreed to waive fees in the amount of 0.37% of the First Trust Multi Income’s average daily net assets through May 1, 2026. During the year ended December 31, 2024, First Trust reimbursed First Trust Multi Income $89,648 of fees that are not subject to recovery.
BNY Mellon Investment Servicing (US) Inc. (“BNY IS”) serves as each Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNY IS is responsible for maintaining shareholder records for the Funds. BNY IS is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
The Bank of New York Mellon (“BNY”) serves as each Fund’s administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNY is responsible for providing certain administrative and accounting services to the Funds, including maintaining the Funds’ books of account, records of the Funds’ securities transactions, and certain other books and records. As custodian, BNY is responsible for custody of each Fund’s assets. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2024
4. Capital Share Transactions
Capital transactions for First Trust Dow Jones were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Sales:
Class I	1,830,405	$24,929,379	2,337,724	$29,547,140
Class II	411	5,413	3,883	49,277
Total Sales	1,830,816	$ 24,934,792	2,341,607	$ 29,596,417
Dividend Reinvestment:
Class I	2,136,377	$28,502,566	2,814,515	$35,520,276
Class II	—	—	5,272	66,821
Total Dividend Reinvestment	2,136,377	$28,502,566	2,819,787	$ 35,587,097
Redemptions:
Class I	(9,766,884)	$ (132,892,208)	(9,263,508)	$ (116,830,722)
Class II	(124,350)	(1,655,580)	(15,858)	(207,281)
Total Redemptions	(9,891,234)	$ (134,547,788)	(9,279,366)	$ (117,038,003)
Capital transactions for First Trust Multi Income were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Sales:
Class I	427,862	$4,887,294	358,203	$4,000,770
Class II	—	—	743	8,082
Total Sales	427,862	$ 4,887,294	358,946	$ 4,008,852
Dividend Reinvestment:
Class I	148,091	$1,595,028	207,483	$2,274,103
Class II	—	—	915	10,044
Total Dividend Reinvestment	148,091	$ 1,595,028	208,389	$ 2,284,147
Redemptions:
Class I	(2,025,076)	$(23,079,886)	(716,908)	$(8,000,030)
Class II	(14,539)	(165,956)	(10)	(106)
Total Redemptions	(2,039,615)	$(23,245,842)	(716,918)	$ (8,000,136)
Capital transactions for First Trust Dorsey Wright were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Sales:
Class I	483,786	$5,939,003	400,274	$4,286,823
Class II	2	17	7,104	79,854
Total Sales	483,788	$ 5,939,020	407,378	$ 4,366,677

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2024
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Dividend Reinvestment:
Class I	36,912	$472,070	87,797	$971,682
Class II	—	—	628	6,917
Total Dividend Reinvestment	36,912	$ 472,070	88,425	$ 978,599
Redemptions:
Class I	(748,056)	$(9,250,474)	(611,452)	$(6,545,987)
Class II	(30,738)	(363,937)	(34,930)	(370,248)
Total Redemptions	(778,794)	$(9,614,411)	(646,382)	$ (6,916,235)
Capital transactions for First Trust Capital Strength® were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Sales:
Class I	2,897,465	$42,322,817	3,390,231	$42,838,133
Class II	7	96	29,037	365,266
Total Sales	2,897,472	$42,322,913	3,419,268	$ 43,203,399
Dividend Reinvestment:
Class I	761,750	$10,762,784	75,027	$978,326
Class II	—	—	1,214	15,748
Total Dividend Reinvestment	761,750	$10,762,784	76,241	$ 994,074
Redemptions:
Class I	(1,006,841)	$(14,424,981)	(1,573,166)	$(19,994,671)
Class II	(94,328)	(1,326,314)	(57,134)	(739,827)
Total Redemptions	(1,101,169)	$ (15,751,295)	(1,630,300)	$ (20,734,498)
Capital transactions for First Trust International Developed Capital Strength® were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Sales:
Class I	1,158,305	$14,963,174	567,268	$6,638,563
Class II	—	—	16,692	194,335
Total Sales	1,158,305	$14,963,174	583,960	$ 6,832,898
Dividend Reinvestment:
Class I	60,685	$753,230	3,785	$45,199
Class II	—	—	658	7,869
Total Dividend Reinvestment	60,685	$753,230	4,443	$ 53,068

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2024
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Redemptions:
Class I	(153,408)	$(1,968,007)	(137,698)	$(1,614,347)
Class II	(90,458)	(1,153,706)	(15,652)	(180,099)
Total Redemptions	(243,866)	$ (3,121,713)	(153,350)	$ (1,794,446)
Capital transactions for First Trust Growth StrengthTM were as follows:
	Year Ended December 31, 2024		Period Ended December 31, 2023
	Shares	Value	Shares	Value
Sales:
Class I	1,021,978	$14,414,194	599,027	$6,868,897
Total Sales	1,021,978	$ 14,414,194	599,027	$6,868,897
Dividend Reinvestment:
Class I	111,605	$1,519,124	4,050	$51,187
Total Dividend Reinvestment	111,605	$1,519,124	4,050	$51,187
Redemptions:
Class I	(251,870)	$(3,590,909)	(34,011)	$(406,387)
Total Redemptions	(251,870)	$(3,590,909)	(34,011)	$(406,387)
Capital transactions for First Trust Capital Strength® Hedged Equity were as follows:
	Year Ended December 31, 2024		Period Ended December 31, 2023
	Shares	Value	Shares	Value
Sales:
Class I	817,191	$8,207,926	361,726	$3,561,578
Total Sales	817,191	$8,207,926	361,726	$3,561,578
Dividend Reinvestment:
Class I	4,219	$42,006	710	$6,885
Total Dividend Reinvestment	4,219	$42,006	710	$6,885
Redemptions:
Class I	(218,459)	$(2,174,854)	(57,798)	$(563,292)
Total Redemptions	(218,459)	$(2,174,854)	(57,798)	$(563,292)

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2024
5. Purchases and Sales of Securities
For the fiscal year ended December 31, 2024, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding U.S. Government investment securities and short-term investments, were as follows:
	Purchases	Sales
First Trust Dow Jones	$ 574,688,007	$ 626,702,982
First Trust Multi Income	8,993,993	24,444,834
First Trust Dorsey Wright	23,568,965	26,894,125
First Trust Capital Strength®	149,665,522	123,451,454
First Trust International Developed Capital Strength®	22,922,207	11,485,083
First Trust Growth StrengthTM	26,704,231	16,338,748
First Trust Capital Strength® Hedged Equity	12,565,812	7,028,138

For the fiscal year ended December 31, 2024, the cost of purchases and proceeds from sales of U.S. government investment securities for each Fund, excluding short-term investments, were as follows:
	Purchases	Sales
First Trust Dow Jones	$ 262,956,308	$ 298,821,598
First Trust Multi Income	1,207,268	2,868,724
First Trust Dorsey Wright	—	—
First Trust Capital Strength®	—	—
First Trust International Developed Capital Strength®	—	—
First Trust Growth StrengthTM	—	—
First Trust Capital Strength® Hedged Equity	—	—
6. Derivative Transactions
The following table presents the type of derivatives held by First Trust Capital Strength® Hedged Equity at December 31, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Option contracts	Equity Risk	Options contracts purchased, at value	$ 14,352	Options contracts written, at value	$ 5,460
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal year ended December 31, 2024, on derivative instruments held by First Trust Capital Strength® Hedged Equity, as well as the primary underlying risk exposure associated with each instrument.
Statements of Operations Location	First Trust Capital Strength® Hedged Equity
Equity Risk Exposure
Net realized gain (loss) on purchased options contracts	$(194,830)
Net realized gain (loss) on written options contracts	(347,058)
Net change in unrealized appreciation (depreciation) on purchased options contracts	(58,949)
Net change in unrealized appreciation (depreciation) on written options contracts	221,074

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2024
During the fiscal year ended December 31, 2024, for First Trust Capital Strength® Hedged Equity, the premiums for purchased options contracts opened were $272,185, and the premiums for purchased options closed, exercised and expired were $199,584. The premiums for written options contracts opened were $387,519, and the premiums for written options closed, exercised and expired were $391,387.
First Trust Capital Strength® Hedged Equity does not have the right to offset financial assets and liabilities related to options contracts on the Statements of Assets and Liabilities.
7. 12b-1 Service Plan
The Trust has adopted a plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which provides that Class I shares of each of the Funds will be subject to an annual service fee.
First Trust Portfolios L.P. (“FTP”), an affiliate of First Trust, serves as the selling agent and distributor of shares of the Funds. FTP uses the service fee to compensate each Participating Insurance Company for providing account services to contract owners. These services include establishing and maintaining Contract owners’ accounts, supplying information to Contract owners, delivering Fund materials to Contract owners, answering inquiries, and providing other personal services to Contract owners. Each Fund may spend up to 0.25% per year of the average daily net assets of its Class I shares as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sale of a Fund’s Class I shares including, without limitation, compensation of its sales force, expenses of printing and distributing the Prospectus to persons other than Contract owners, expenses of preparing, printing and distributing advertising and sales literature and reports to Contract owners used in connection with the sale of a Fund’s Class I shares, certain other expenses associated with the servicing of Class I shares of a Fund, and any service-related expenses that may be authorized from time to time by the Board.
During the year ended December 31, 2024, all service fees received by FTP were paid to the Participating Insurance Companies, with no portion of such fees retained by FTP. The Plan may be renewed from year to year if approved by a vote of the Trust’s Board and a vote of the Independent Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.
8. Borrowings
Effective February 28, 2024, the Trust, on behalf of First Trust Dow Jones and First Trust Multi Income, along with First Trust Series Fund, First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV, entered into a new Credit Agreement (“BNY Line of Credit”) with BNY as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the credit agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNY charges on behalf of the lenders a commitment fee of 0.20% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. Prior to February 28, 2024, the Trust, on behalf of First Trust Dow Jones and First Trust Multi Income, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV, had a $200 million Credit Agreement with BNY. The borrowing rate was the applicable Term SOFR rate plus 125 basis points. A commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans was charged by BNY. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the BNY Line of Credit. These fees are reflected in the Statements of Operations in the “Commitment and administrative fees” line item. To the extent that either Fund accesses the BNY Line of Credit, there would also be an interest fee charged. Neither First Trust Dow Jones or First Trust Multi Income drew on the BNY Line of Credit during the year ended December 31, 2024.
9. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Variable Insurance Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust/Dow Jones Dividend & Income Allocation Portfolio, First Trust Multi Income Allocation Portfolio, First Trust Dorsey Wright Tactical Core Portfolio, First Trust Capital Strength® Portfolio, First Trust International Developed Capital Strength® Portfolio, First Trust Growth StrengthTM Portfolio, and First Trust Capital Strength® Hedged Equity Portfolio (the “Funds”), each a series of First Trust Variable Insurance Trust, including the portfolios of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Individual Fund Included in the Trust	Statements of Changes in Net Assets	Financial Highlights
First Trust/Dow Jones Dividend & Income Allocation Portfolio	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021, and 2020
First Trust Multi Income Allocation Portfolio
First Trust Dorsey Wright Tactical Core Portfolio
First Trust Capital Strength® Portfolio	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, and 2021, and for the period from May 1, 2020 (commencement of investment operations) through December 31, 2020
First Trust International Developed Capital Strength® Portfolio
First Trust Growth Strength™ Portfolio	For the year ended December 31, 2024, and for the period from May 16, 2023 (commencement of investment operations) through December 31, 2023
First Trust Capital Strength® Hedged Equity Portfolio	For the year ended December 31, 2024, and for the period from August 14, 2023 (commencement of investment operations) through December 31, 2023
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Report of Independent Registered Public Accounting Firm (Continued)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
February 18, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Variable Insurance Trust
December 31, 2024 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended December 31, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Funds during the fiscal year ended December 31, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
The applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.
Federal Tax Information
For the taxable year ended December 31, 2024, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:
Dividends Received Deduction
First Trust/Dow Jones Dividend & Income Allocation Portfolio	21.84%
First Trust Multi Income Allocation Portfolio	11.16%
First Trust Dorsey Wright Tactical Core Portfolio	53.17%
First Trust Capital Strength® Portfolio	36.40%
First Trust International Developed Capital Strength® Portfolio	0.00%
First Trust Growth StrengthTM Portfolio	7.75%
First Trust Capital Strength® Hedged Equity Portfolio	100.00%
Of the ordinary income (including short-term capital gain) distributions made by the Funds during the fiscal year ended December 31, 2024, none qualify as qualified dividend income.
Long-term capital gain distributions designated by the Funds are taxable at the applicable capital gain tax rates for federal income tax purposes. For the fiscal year ended December 31, 2024, the below Funds designated long-term capital gain distributions in the following amounts:
Long-Term Capital Gain Distributions
First Trust/Dow Jones Dividend & Income Allocation Portfolio	$650,910
First Trust Multi Income Allocation Portfolio	$653,538
First Trust Capital Strength® Portfolio	$4,439,858
First Trust International Developed Capital Strength® Portfolio	$117,662
First Trust Growth StrengthTM Portfolio	$119,876
A portion of each of the Funds’ 2024 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended December 31, 2024, may be eligible for the Qualified Business Income Deduction (QBI) under Internal Revenue Code Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.
The following Funds met the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, and elect to pass through to their shareholders credit for foreign taxes paid. For the taxable year ended December 31, 2024, the total amount of income

Other Information (Continued)
First Trust Variable Insurance Trust
December 31, 2024 (Unaudited)
received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:
	Gross Foreign Income		Foreign Taxes Paid
	Amount	Per Share	Amount	Per Share
First Trust International Developed Capital Strength® Portfolio	$357,118	$0.18	$34,656	$0.02
Disclaimer
S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM are products of S&P Dow Jones Indices LLC and have been licensed for use by First Trust. The First Trust/Dow Jones Dividend & Income Allocation Portfolio and the First Trust Multi Income Allocation Portfolio are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). Neither S&P Dow Jones Indices nor its affiliates make any representation or warranty, express or implied, to the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or any member of the public regarding the advisability of investing in securities generally or in the First Trust/Dow Jones Dividend & Income Allocation Portfolio particularly or the ability of the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM to track general market performance. S&P Dow Jones Indices’ only relationship to First Trust with respect to the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM are determined, composed and calculated by S&P Dow Jones Indices without regard to First Trust or the First Trust/Dow Jones Dividend & Income Allocation Portfolio. S&P Dow Jones Indices has no obligation to take the needs of First Trust or the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio into consideration in determining, composing or calculating the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM. Neither S&P Dow Jones Indices nor its affiliates are responsible for and have not participated in the determination of the prices, and amount of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or the timing of the issuance or sale of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or in the determination or calculation of the equation by which the First Trust/Dow Jones Dividend & Income Allocation Portfolio is to be managed. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the First Trust/Dow Jones Dividend & Income Allocation Portfolio. There is no assurance that investment products based on the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER S&P DOW JONES INDICES NOR ITS AFFILIATES GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY

Other Information (Continued)
First Trust Variable Insurance Trust
December 31, 2024 (Unaudited)
AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FIRST TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The First Trust Dorsey Wright Tactical Core Portfolio (the “Fund”) is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC or its affiliates (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Licensor’s only relationship to First Trust is the licensing of certain trademarks and trade names of Licensor and of the Dorsey Wright Tactical Tilt Moderate Core™ Index (the “Index”) which is determined, composed and calculated by Licensor, or its agent, without regard to First Trust or the Fund. Licensor has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.
LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN.  LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSOR AND FIRST TRUST.
First Trust does not guarantee the accuracy and/or the completeness of The Capital Strength™ Index, The International Capital Strength™ Index and/or The Growth Strength™ Index (together, the “Indexes”) or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Indexes or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.
The First Trust Capital Strength® Portfolio, the First Trust International Developed Capital Strength® Portfolio, the First Trust Growth StrengthTM Portfolio, and the First Trust Capital Strength® Hedged Equity Portfolio (the “Capital Strength Funds”) are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Capital Strength Funds. The Corporations make no representation or warranty, express or implied, to the owners of the Capital Strength Funds or any member of the public regarding the advisability of investing in securities generally or in the Capital Strength Funds particularly, or the ability of the Indexes to track general stock market performance. The Corporations’ only relationship to First Trust with respect to the Capital Strength Funds is in the licensing of the Indexes, and certain trade names of the Corporations and the use of the Indexes, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Capital Strength Funds. Nasdaq has no obligation to take the needs of First Trust or the owners of the Capital Strength Funds into consideration in determining, composing or calculating the Indexes. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Capital Strength Fund Shares to be issued or in the determination or calculation of the equation by which the Capital Strength Fund Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Capital Strength Funds.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY

Other Information (Continued)
First Trust Variable Insurance Trust
December 31, 2024 (Unaudited)
LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Privacy Policy
First Trust Variable Insurance Trust
December 31, 2024 (Unaudited)
Privacy Policy
First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.
Sources of Information
We collect nonpublic personal information about you from the following sources:
•
Information we receive from you and your broker-dealer, investment professional or financial representative through interviews, applications, agreements or other forms;
•
Information about your transactions with us, our affiliates or others;
•
Information we receive from your inquiries by mail, e-mail or telephone; and
•
Information we collect on our website through the use of “cookies.” For example, we may identify the pages on our website that your browser requests or visits.
Information Collected
The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.
Disclosure of Information
We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:
•
In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.
•
We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).
In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.
Use of Website Analytics
We currently use third party analytics tools, Google Analytics, to gather information for purposes of improving First Trust’s website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust’s website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics.
Confidentiality and Security
With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.
Policy Updates and Inquiries
As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).
March 2024

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(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This statement is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Variable Insurance Trust
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 10, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	March 10, 2025

* Print the name and title of each signing officer under his or her signature.